As filed with the Securities and Exchange Commission on November 27, 2000
                                                        1933 Act File No. 33-572
                                                      1940 Act File No. 811-4409
--------------------------------------------------------------------------------
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933           [ ]
                         POST-EFFECTIVE AMENDMENT NO. 83        [x]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940       [ ]
                                AMENDMENT NO. 85                [x]

                          EATON VANCE MUNICIPALS TRUST
                          ----------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[x] on December 1, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

     Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals
Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

{LOGO}          Mutual Funds
EATON VANCE       for People
Mutual Funds         Who Pay
                       Taxes(R)










                       Eaton Vance Arizona Municipals Fund
                      Eaton Vance Colorado Municipals Fund
                     Eaton Vance Connecticut Municipals Fund
                      Eaton Vance Michigan Municipals Fund
                      Eaton Vance Minnesota Municipals Fund
                     Eaton Vance New Jersey Municipals Fund
                    Eaton Vance Pennsylvania Municipals Fund
                        Eaton Vance Texas Municipals Fund

                    Mutual funds providing tax-exempt income


                                Prospectus Dated
                                December 1, 2000


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus
                                       Page                                 Page
--------------------------------------------------------------------------------
Fund Summaries                          2       Sales Charges                 16
Investment Objectives & Principal               Redeeming Shares              17
  Policies and Risks                   13       Shareholder Account
Management and Organization            14         Features                    18
Valuing Shares                         15       Tax Information               19
Purchasing Shares                      15       Financial Highlights          22
--------------------------------------------------------------------------------


 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

FUND SUMMARIES


This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Municipals Fund. You will find more specific information about each Fund in the pages that follow.


INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The investment objective of each Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower quality obligations. Each Fund normally invests in municipal obligations with maturities of ten years or more.


Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, interest rate swaps, and forward rate contracts), bonds that do not make regular payment of interest, bonds issued on a when-issued basis and municipal leases. A portion of each Fund's distributions generally will be subject to alternative minimum tax.


Each portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders.

Each Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as that Fund.

PRINCIPAL RISK FACTORS

Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund's yield will also fluctuate over time. Each Fund invests a significant portion of assets in obligations of issuers located in a single state and is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings.

Because obligations rated BBB or Baa and below (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state's general obligations (if any) by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch IBCA ("Fitch") are contained in the Fund-specific summaries that follow this page.


A Fund's use of derivatives is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.


No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       Eaton Vance Arizona Municipals Fund

The Arizona Fund's investment objective is to provide current income exempt from regular federal income taxes and Arizona state personal income taxes. The Fund currently invests its assets in the Arizona Municipals Portfolio (the "Arizona Portfolio"). Arizona does not issue general obligation bonds. Obligations issued for a particular project are rated based on the specific project's creditworthiness.


Performance Information. The following bar chart and table provide information about the Arizona Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

8.03%     14.99%    -9.68%    19.56%    2.40%     8.94%     5.28%     -6.70%
--------------------------------------------------------------------------------
1992      1993      1994      1995      1996      1997      1998      1999

The highest quarterly total return for Class B was 9.11% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.81% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 7.06%. For the 30 days ended July 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 42.64%) for Class A shares were 4.94% and 8.62%, respectively, and for Class B shares were 4.41% and 7.69%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265

Average Annual Total Returns                    One        Five         Life of
as of December 31, 1999                         Year       Years         Fund
--------------------------------------------------------------------------------
Class A Shares                                -10.47%      5.07%         5.17%
Class B Shares                                -11.16%      5.23%         5.57%
Lehman Brothers Municipal Bond Index          -2.06%       6.91%         6.63%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 13, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on July 25, 1991. Life of Fund returns are calculated from July 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                      Eaton Vance Colorado Municipals Fund

The Colorado Fund's investment objective is to provide current income exempt from regular federal income taxes and Colorado state personal income taxes. The Fund currently invests its assets in the Colorado Municipals Portfolio (the "Colorado Portfolio"). There currently are no Colorado general obligations outstanding. Obligations issued for a particular project are rated based on the specific project's creditworthiness.


Performance Information. The following bar chart and table provide information about the Colorado Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

13.07%      -9.52%      18.61%      2.50%       10.54%      4.14%       -6.08%
--------------------------------------------------------------------------------
1993        1994        1995        1996        1997        1998        1999

The highest quarterly total return for Class B was 8.61% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.95% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 6.09%. For the 30 days ended July 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 42.47%) for Class A shares were 5.29% and 9.20%, respectively, and for Class B shares were 4.82% and 8.38%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

Average Annual Total Returns                    One        Five         Life of
as of December 31, 1999                         Year       Years         Fund
--------------------------------------------------------------------------------
Class A Shares                                 -9.91%      5.13%         4.33%
Class B Shares                                -10.56%      5.30%         4.62%
Lehman Brothers Municipal Bond Index           -2.06%      6.91%         5.92%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 10, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on August 25, 1992. Life of Fund returns are calculated from August 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                     Eaton Vance Connecticut Municipals Fund

The Connecticut Fund's investment objective is to provide current income exempt from regular federal income taxes and Connecticut state personal income taxes. The Fund currently invests its assets in the Connecticut Municipals Portfolio (the "Connecticut Portfolio"). Connecticut general obligations currently are rated Aa3, AA and AA by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the Connecticut Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

12.40%      -10.36%     17.79%      2.78%       8.49%       4.94%       -4.52%
--------------------------------------------------------------------------------
1993        1994        1995        1996        1997        1998        1999

The highest quarterly total return for Class B was 8.21% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.12% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 6.34%. For the 30 days ended July 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 42.32%) for Class A shares were 4.83% and 8.37%, respectively, and for Class B shares were 4.26% and 7.39%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

Average Annual Total Returns                    One        Five         Life of
as of December 31, 1999                         Year       Years         Fund
--------------------------------------------------------------------------------
Class A Shares                                 -8.32%      5.42%         4.59%
Class B Shares                                 -9.10%      5.32%         4.61%
Lehman Brothers Municipal Bond Index           -2.06%      6.91%         6.22%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to April 19, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on May 1, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                      Eaton Vance Michigan Municipals Fund


The Michigan Fund's investment objective is to provide current income exempt from regular federal income taxes and Michigan state and city income and single business taxes. The Fund currently invests its assets in the Michigan Municipals Portfolio (the "Michigan Portfolio"). Michigan general obligations currently are rated Aaa, AAA and AA+ by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Michigan Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

7.59%     12.06%    -8.54%    17.95%    2.34%     8.39%     4.45%     -7.07%
--------------------------------------------------------------------------------
1992      1993      1994      1995      1996      1997      1998      1999

The highest quarterly total return for Class B was 7.93% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.33% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 7.28%. For the 30 days ended July 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 42.86%) for Class A shares were 4.88% and 8.54%, respectively, and for Class B shares were 4.41% and 7.72%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

Average Annual Total Returns                    One        Five         Life of
as of December 31, 1999                         Year       Years         Fund
--------------------------------------------------------------------------------
Class A Shares                                -10.73%      4.36%         4.57%
Class B Shares                                -11.52%      4.57%         4.99%
Lehman Brothers Municipal Bond Index           -2.06%      6.91%         6.68%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on April 19, 1991. Life of Fund returns are calculated from April 30, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                      Eaton Vance Minnesota Municipals Fund

The Minnesota Fund's investment objective is to provide current income exempt from regular federal income taxes and regular Minnesota state personal income taxes. The Fund currently invests its assets in the Minnesota Municipals Portfolio (the "Minnesota Portfolio"). The Minnesota Fund will invest at least 95% of its total assets in Minnesota municipal obligations. Minnesota general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the Minnesota Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

7.49%     11.60%    -9.01%    16.88%    1.62%     8.82%     5.40%     -6.80%
--------------------------------------------------------------------------------
1992      1993      1994      1995      1996      1997      1998      1999

The highest quarterly total return for Class B was 7.93% for the quarter ended March 31, 1995, and the lowest quarterly return was -6.99% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 6.20%. For the 30 days ended July 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 44.43%) for Class A shares were 5.17% and 9.30%, respectively, and for Class B shares were 4.63% and 8.33%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

Average Annual Total Returns                    One        Five         Life of
as of December 31, 1999                         Year       Years         Fund
--------------------------------------------------------------------------------
Class A Shares                                -10.48%      4.48%         4.49%
Class B Shares                                -11.26%      4.56%         4.56%
Lehman Brothers Municipal Bond Index           -2.06%      6.91%         6.63%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 9, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on July 29, 1991. Life of Fund returns are calculated from July 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                     Eaton Vance New Jersey Municipals Fund

The New Jersey Fund's investment objective is to provide current income exempt from regular federal income taxes and New Jersey state personal income taxes. The Fund currently invests its assets in the New Jersey Municipals Portfolio (the "New Jersey Portfolio"). New Jersey general obligations currently are rated Aa1, AA+ and AA+ by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the New Jersey Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

7.79%     12.61%    -8.20%    15.86%    2.78%     9.41%     4.85%     -6.65%
--------------------------------------------------------------------------------
1992      1993      1994      1995      1996      1997      1998      1999

The highest quarterly total return for Class B was 6.90% for the quarter ended March 31, 1995, and the lowest quarterly return was -6.31% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 6.78%. For the 30 days ended July 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 43.45%) for Class A shares were 5.31% and 9.39%, respectively, and for Class B shares were 4.80% and 8.49%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265

Average Annual Total Returns                    One        Five         Life of
as of December 31, 1999                         Year       Years         Fund
--------------------------------------------------------------------------------
Class A Shares                                -10.26%      4.82%         5.32%
Class B Shares                                -11.11%      4.65%         5.24%
Lehman Brothers Municipal Bond Index           -2.06%      6.91%         6.75%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to April 13, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on January 8, 1991. Life of Fund returns are calculated from January 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                    Eaton Vance Pennsylvania Municipals Fund

The Pennsylvania Fund's investment objective is to provide current income exempt from regular federal income taxes and Pennsylvania state and local taxes in the form of an investment exempt from Pennsylvania personal property taxes. The Fund currently invests its assets in the Pennsylvania Municipals Portfolio (the "Pennsylvania Portfolio"). Pennsylvania general obligations currently are rated Aa3, AA and AA by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the Pennsylvania Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

7.65%     12.47%    -9.64%    17.25%    3.33%     8.86%     2.16%     -5.10%
--------------------------------------------------------------------------------
1992      1993      1994      1995      1996      1997      1998      1999

The highest quarterly total return for Class B was 7.77% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.21% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 4.94%. For the 30 days ended July 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 41.29%) for Class A shares were 5.57% and 9.49%, respectively, and for Class B shares were 5.09% and 8.67%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265

Average Annual Total Returns                    One        Five         Life of
as of December 31, 1999                         Year       Years         Fund
--------------------------------------------------------------------------------
Class A Shares                                 -8.92%      4.80%         5.14%
Class B Shares                                 -9.63%      4.71%         5.13%
Lehman Brothers Municipal Bond Index           -2.06%      6.91%         6.75%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to June 1, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on January 8, 1991. Life of Fund returns are calculated from January 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                        Eaton Vance Texas Municipals Fund

The Texas Fund's investment objective is to provide current income exempt from regular federal income taxes. The state of Texas does not impose a state income tax on individuals. The Fund currently invests its assets in the Texas Municipals Portfolio (the "Texas Portfolio"). Texas general obligations currently are rated Aa1, AA and AA+ by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the Texas Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

12.58%      -8.07%      17.83%      2.97%       9.35%       5.56%       -6.24%
--------------------------------------------------------------------------------
1993        1994        1995        1996        1997        1998        1999

The highest quarterly total return for Class B was 8.56% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.68% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 6.64%. For the 30 days ended July 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a federal tax rate of 39.60%) for Class A shares were 4.85% and 8.03%, respectively, and for Class B shares were 4.35% and 7.20%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

Average Annual Total Returns                    One        Five         Life of
as of December 31, 1999                         Year       Years         Fund
--------------------------------------------------------------------------------
Class A Shares                                 -9.99%      5.07%         4.68%
Class B Shares                                -10.72%      5.27%         5.22%
Lehman Brothers Municipal Bond Index           -2.06%      6.91%         6.37%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 8, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on March 24, 1992. Life of Fund returns are calculated from March 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

                                                        Class A          Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage
  of offering price)                                     4.75%             None
Maximum Deferred Sales Charge (Load) (as a
  percentage of the lower of net asset value
  at time of purchase or time of redemption)             None              5.00%
Maximum Sales Charge (Load) Imposed on
  Reinvested Distributions                               None              None
Exchange Fee                                             None              None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                       Management      Distribution and        Other        Total Annual Fund
                                          Fees       Service (12b-1) Fees      Expenses*    Operating Expenses
---------------------------------------------------------------------------------------------------------------
 Arizona Fund        Class A shares      0.36%              0.00%              0.53%              0.89%
                     Class B shares      0.36%              0.95%              0.33%              1.64%
---------------------------------------------------------------------------------------------------------------
 Colorado Fund       Class A shares      0.23%              0.00%              0.56%              0.79%
                     Class B shares      0.23%              0.95%              0.36%              1.54%
---------------------------------------------------------------------------------------------------------------
 Connecticut Fund    Class A shares      0.41%              0.00%              0.44%              0.85%
                     Class B shares      0.41%              0.95%              0.24%              1.60%
---------------------------------------------------------------------------------------------------------------
 Michigan Fund       Class A shares      0.38%              0.00%              0.52%              0.90%
                     Class B shares      0.38%              0.95%              0.32%              1.65%
---------------------------------------------------------------------------------------------------------------
 Minnesota Fund      Class A shares      0.30%              0.00%              0.51%              0.81%
                     Class B shares      0.30%              0.95%              0.31%              1.56%
---------------------------------------------------------------------------------------------------------------
 New Jersey Fund     Class A shares      0.46%              0.00%              0.41%              0.87%
                     Class B shares      0.46%              0.95%              0.21%              1.62%
---------------------------------------------------------------------------------------------------------------
 Pennsylvania Fund   Class A shares      0.46%              0.00%              0.47%              0.93%
                     Class B shares      0.46%              0.95%              0.27%              1.68%
---------------------------------------------------------------------------------------------------------------
 Texas Fund          Class A shares      0.16%              0.00%              0.86%              1.02%
                     Class B shares      0.16%              0.95%              0.66%              1.77%

*    Other Expenses for Class A of each Fund includes a service fee of 0.20%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                         1 Year         3 Years         5 Years          10 Years
--------------------------------------------------------------------------------------------------
 Arizona Fund        Class A shares       $562            $745           $  945           $1,519
                     Class B shares       $667            $917           $1,092           $1,944
--------------------------------------------------------------------------------------------------
 Colorado Fund       Class A shares       $552            $715           $  893           $1,406
                     Class B shares       $657            $886           $1,039           $1,834
--------------------------------------------------------------------------------------------------
 Connecticut Fund    Class A shares       $558            $733           $  924           $1,474
                     Class B shares       $663            $905           $1,071           $1,900
--------------------------------------------------------------------------------------------------
 Michigan Fund       Class A shares       $562            $748          $   950           $1,530
                     Class B shares       $668            $920           $1,097           $1,955
--------------------------------------------------------------------------------------------------
 Minnesota Fund      Class A shares       $554            $721           $  903           $1,429
                     Class B shares       $659            $893           $1,050           $1,856
--------------------------------------------------------------------------------------------------
 New Jersey Fund     Class A shares       $560            $739           $  934           $1,497
                     Class B shares       $665            $911           $1,081           $1,922
--------------------------------------------------------------------------------------------------
 Pennsylvania Fund   Class A shares       $565            $757          $   965           $1,564
                     Class B shares       $671            $930           $1,113           $1,987
--------------------------------------------------------------------------------------------------
 Texas Fund          Class A shares       $574            $784           $1,011           $1,664
                     Class B shares       $680            $957           $1,159           $2,084

You would pay the following expenses if you did not redeem your shares:

                                         1 Year         3 Years         5 Years          10 Years
--------------------------------------------------------------------------------------------------
 Arizona Fund        Class A shares       $562            $745           $ 945            $1,519
                     Class B shares       $167            $517           $ 892            $1,944
--------------------------------------------------------------------------------------------------
 Colorado Fund       Class A shares       $552            $715           $ 893            $1,406
                     Class B shares       $157            $486           $ 839            $1,834
--------------------------------------------------------------------------------------------------
 Connecticut Fund    Class A shares       $558            $733           $ 924            $1,474
                     Class B shares       $163            $505           $ 871            $1,900
--------------------------------------------------------------------------------------------------
 Michigan Fund       Class A shares       $562            $748           $ 950            $1,530
                     Class B shares       $168            $520           $ 897            $1,955
--------------------------------------------------------------------------------------------------
 Minnesota Fund      Class A shares       $554            $721           $ 903            $1,429
                     Class B shares       $159            $493           $ 850            $1,856
--------------------------------------------------------------------------------------------------
 New Jersey Fund     Class A shares       $560            $739           $ 934            $1,497
                     Class B shares       $165            $511           $ 881            $1,922
--------------------------------------------------------------------------------------------------
 Pennsylvania Fund   Class A shares       $565            $757           $ 965            $1,564
                     Class B shares       $171            $530           $ 913            $1,987
--------------------------------------------------------------------------------------------------
 Texas Fund          Class A shares       $574            $784           $1,011           $1,664
                     Class B shares       $180            $557           $  959           $2,084

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objective of each Fund is to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. Each Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. Each Fund currently seeks to meet its investment objective by investing in a separate open-end management company (a "Portfolio") that has the same objective and policies as the Fund.


At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's, or BBB or higher by either S&P or Fitch) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Portfolio will invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. Many obligations permit the issuer at its option to "call", or redeem, its securities. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

Although each Portfolio may invest in securities of any maturity, it is expected that a Portfolio will normally invest a substantial portion of its assets in securities with maturities of ten years or more. The average maturity of a Portfolio's holdings may vary (generally between 15 and 30 years) depending on anticipated market conditions.

Under normal conditions, each Portfolio invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Portfolio may also invest in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody's currently rates Puerto Rico general obligations Baa1, while S&P rates them A.

Each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Portfolio more susceptible to adverse economic, political or regulatory occurrences affecting a particular category of issuer.


The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

Each Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, a Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). Although they are volatile and may expose a Portfolio to leverage risk, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate bonds with comparable credit quality and maturity. Each Portfolio may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Portfolio may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Portfolio accrues income on these investments and each Fund is required to distribute its share of Portfolio income each year. Each Portfolio may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which each Portfolio may invest (including those eligible for resale under Rule 144A of the Securities Act of
1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of a Portfolio may be more dependent on the portfolio manager's analysis than if this were not the case.


Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Portfolio will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.


During unusual market conditions, each Portfolio may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with a Fund's investment objective. While temporarily invested, a Fund may not achieve its objective, and interest income from temporary investments may be taxable. While at times a Portfolio may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.


The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their value in varying interest rate climates.

MANAGEMENT AND ORGANIZATION

Management. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $45 billion on behalf of mutual funds, institutional clients and individuals.


The investment adviser manages the investments of each Portfolio. Under its investment advisory agreement with each Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                                  Annual                   Daily
Category        Daily Net Asset                                 Asset Rate              Income Rate
---------------------------------------------------------------------------------------------------
1               up to $20 million                                0.100%                    1.00%
2               $20 million but less than $40 million            0.200%                    2.00%
3               $40 million but less than $500 million           0.300%                    3.00%
4               $500 million but less than $1 billion            0.275%                    2.75%
5               $1 billion but less than $1.5 billion            0.250%                    2.50%
6               $1.5 billion but less than $2 billion            0.225%                    2.25%
7               $2 billion but less than $3 billion              0.200%                    2.00%
8               $3 billion and over                              0.175%                    1.75%

For the fiscal year ended July 31, 2000, each Portfolio paid advisory fees equivalent to the percentage of average daily net assets stated below.

                             Net Assets on
Portfolio                    July 31, 2000      Advisory Fee
------------------------------------------------------------
Arizona                      $ 73,624,003          0.36%
Colorado                     $ 30,619,677          0.23%
Connecticut                  $133,136,655          0.41%
Michigan                     $ 85,576,468          0.38%
Minnesota                    $ 48,847,888          0.30%
New Jersey                   $248,399,517          0.46%
Pennsylvania                 $237,692,163          0.46%
Texas                        $ 11,010,420          0.16%

William H. Ahern is the portfolio manager of the Colorado Portfolio (since June 1, 1997), the Connecticut Portfolio (since November 24, 1997) and the Michigan Portfolio (since January 17, 2000). Cynthia J. Clemson is the portfolio manager of the Arizona Portfolio (since January 1, 1994)and the Pennsylvania Portfolio (since January 17, 2000). Robert B. MacIntosh is the portfolio manager of the New Jersey Portfolio (since it commenced operations) and the Minnesota Portfolio (since November 1, 1996). Thomas M. Metzold is the portfolio manager of the Texas Portfolio (since November 24, 1997). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Administration. Eaton Vance serves as the administrator of each Fund. In this capacity, Eaton Vance administers the affairs of each Fund and provides certain office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Organization. Each Fund is a series of Eaton Vance Municipals Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund, but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.


Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this in approving the use of a combined prospectus.

VALUING SHARES


Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Municipal obligations are normally valued on the basis of valuations furnished by a pricing service.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES


You may purchase shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.


You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. A Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                         Sales Charge                    Sales Charge                  Dealer Commission
                                       as Percentage of               as Percentage of Net            as a Percentage of
Amount of Purchase                      Offering Price                  Amount Invested                 Offering Price
-----------------------------------------------------------------------------------------------------------------------
Less than $25,000                            4.75%                          4.99%                            4.50%
$25,000 but less than $100,000               4.50%                          4.71%                            4.25%
$100,000 but less than $250,000              3.75%                          3.90%                            3.50%
$250,000 but less than $500,000              3.00%                          3.09%                            2.75%
$500,000 but less than $1,000,000            2.00%                          2.04%                            2.00%
$1,000,000 or more                           0.00*                          0.00*                            1.00%

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 24 months of purchase.


Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 24 months of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase                                           CDSC
--------------------------------------------------------------------------------
First or Second                                                               5%
Third                                                                         4%
Fourth                                                                        3%
Fifth                                                                         2%
Sixth                                                                         1%
Seventh or following                                                          0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $25,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.


Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.


CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).


If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Class B shares have in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Both Classes pay service fees for personal and/or account services equal to 0.20% of average daily net assets annually. The principal underwriter pays commissions to investment dealers on sales of Class B shares (except exchange transactions and reinvestments). The sales commission equals 4% of the purchase price of the shares. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Although there is no present intention to do so, each Class could pay service fees of up to 0.25% annually upon Trustee approval.

Class B distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by a sales commission payable by the class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commission payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, Class B uncovered distribution charges have not been fully covered.


REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail               Send your request to the transfer agent along with any
                        certificates and stock powers. The request must be
                        signed exactly as your account is registered and
                        signature guaranteed.  You can obtain a signature
                        guarantee at certain banks, savings and loan
                        institutions, credit unions, securities dealers,
                        securities exchanges, clearing agencies and registered
                        securities associations.  You may be asked to provide
                        additional documents if your shares are registered in
                        the name of a corporation, partnership or fiduciary.
  By Telephone          You can redeem up to $50,000 by calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.


  Through an
  Investment Dealer     Your investment dealer is responsible for transmitting
                        the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full
   Reinvest
   Option Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.

  *Partial
   Reinvest
   Option Dividends are paid in cash and capital gains are reinvested in additional shares.

  *Cash
   Option      Dividends and capital gains are paid in cash.

  *Exchange
   Option Dividends and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund. From time to time, you may be mailed the following:

* Annual and Semi-Annual Reports, containing performance information and financial statements.
* Periodic account statements, showing recent activity and total share balance.
*    Form 1099 and tax information needed to prepare your income tax returns.
*    Proxy materials, in the event a shareholder vote is required.
*    Special notices about significant events affecting your Fund.


Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.


Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.


"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION


Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund's daily dividends ordinarily will constitute tax-exempt income to you. Distributions of any net realized gains will be made once each year (usually in December).


Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. Each Fund's distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.


Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment. Additional information about state taxes is provided below.


Arizona. Based upon the advice of special tax counsel to the Arizona Fund, the management of the Fund believes that under Arizona law, dividends paid by the Fund will be exempt from Arizona income tax imposed on individuals, corporations and estates and trusts that are subject to Arizona taxation to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on Arizona obligations. In addition, dividends paid by the Fund will be exempt from Arizona income tax imposed on such persons, though included in gross income for federal income tax purposes, to the extent such dividends are derived from interest payments on direct obligations of the United States. Other distributions from the Fund, including distributions derived from net short-term and long-term capital gains, are generally not exempt from Arizona income tax. Interest or indebtedness and other related expenses which are incurred or continued by a shareholder to purchase or carry shares of the Fund generally will not be deductible for Arizona income tax purposes.

Colorado. In the opinion of special tax counsel to the Colorado Fund, provided that the Fund qualifies as a regulated investment company under the Internal Revenue Code (the "Code") and the Portfolio is treated as a partnership for federal income tax purposes, individuals, trusts, estates, and corporations who are holders of the Fund and who are subject to the Colorado income tax will not be subject to Colorado tax on Fund dividends to the extent that: (a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest received by the Fund on obligations of Colorado or any of its political subdivisions issued on or after May 1, 1980 or (b) such dividends are attributable to interest on obligations of the United States or its possessions to the extent included in federal taxable income. To the extent that Fund distributions are attributable to sources not described in the preceding sentence, such as long or short-term capital gains, such distributions will not be exempt from Colorado income tax. There are no municipal income taxes in Colorado. As intangibles, shares in the Fund will be exempt from Colorado property taxes.


Connecticut.  In the  opinion of special tax  counsel to the  Connecticut  Fund, shareholders of the Connecticut Fund will not be subject to the Connecticut personal income tax, which is imposed on the Connecticut taxable income of individuals, trusts, and, estates, in the case of distributions received from the Connecticut Fund to the extent that such distributions qualify as exempt-interest dividends for federal income tax purposes and are derived from interest on obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district or similar public entity created under Connecticut law ("Connecticut Obligations"), or on obligations the interest on which Connecticut is prohibited from taxing by federal law, e.g., tax-exempt obligations that are issued by the governments of Puerto Rico, the U.S. Virgin Islands or Guam.

Other distributions from the Connecticut Fund, including dividends attributable to interest on obligations of issuers in other states and all long-term and short-term capital gains, will not be exempt from the Connecticut personal income tax, except that, in the case of shareholders holding shares of the Connecticut Fund as capital assets, distributions qualifying as capital gain dividends for federal income tax purposes will not be subject to such tax to the extent they are derived from Connecticut Obligations. Distributions from the Connecticut Fund that constitute items of tax preference for purposes of the federal alternative minimum tax will not be subject to the net Connecticut minimum tax applicable to taxpayers subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax, to the extent they qualify as exempt-interest dividends derived from Connecticut Obligations or from obligations the interest on which Connecticut is prohibited from taxing by federal law, but other such distributions from the Connecticut Fund could cause or increase liability for the net Connecticut minimum tax. The Connecticut Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income distributed by the Connecticut Fund on municipal bonds during the preceding year.

Distributions from investment income and capital gains, including exempt-interest dividends derived from interest that is exempt from federal income tax, will be subject to the Connecticut Corporation Business Tax if received by a corporation subject to such tax, but a portion of such distributions not qualifying as exempt-interest dividends or capital gain dividends for federal income tax purposes might qualify for the dividends-received deduction provided under that Connecticut tax.


Michigan. The Michigan Fund has received an opinion from special tax counsel to the Michigan Fund, to the effect that shareholders of the Michigan Fund who are subject to the Michigan state income tax, municipal income tax or single business tax will not be subject to such taxes on their Michigan Fund dividends to the extent that such distributions are exempt-interest dividends for federal income tax purposes and are attributable to interest on obligations held by the Michigan Portfolio and allocated to the Michigan Fund which is exempt from regular federal income tax and is exempt from Michigan State and city income taxes and Michigan single business tax ("Michigan tax-exempt obligations"). Other distributions with respect to shares of the Michigan Fund including, but not limited to, long or short-term capital gains, will be subject to the Michigan income tax or single business tax and may be subject to the city income taxes imposed by certain Michigan cities.

Minnesota. In the opinion of special tax counsel to the Minnesota Fund, provided that the Fund qualifies as a "regulated investment company" under the Code, and subject to the discussion in the paragraph below, exempt-interest dividends paid by the Fund will be exempt from the regular Minnesota personal income tax imposed on individuals, estates and trusts that are subject to Minnesota taxation to the extent that such dividends qualify as exempt-interest dividends of a regulated investment company under section 852(b)(5) of the Code which are derived from interest income on tax-exempt obligations of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities ("Minnesota Sources"); provided, however, such exemption from the regular Minnesota personal income tax is available only if the portion of the exempt-interest dividends from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the Fund. Even if the 95% test is met, to the extent that exempt-interest dividends paid by the Fund are not derived from Minnesota Sources, they generally will be subject to the regular Minnesota personal income tax. Other distributions of the Fund, including distributions derived from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax imposed on individuals, estates and trusts.

Pursuant to Minnesota legislation enacted in 1995, exempt-interest dividends that are derived from interest income on obligations of the Minnesota Sources described above may become subject to tax in the case of individuals, estates, and trusts if the exemption of such income were judicially determined to discriminate against interstate commerce.

Minnesota imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income. Accordingly, exempt-interest dividends that constitute tax preference items for purposes of the federal alternative minimum tax, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition, the entire portion of exempt-interest dividends that is derived from sources other than the Minnesota Sources described above generally will be subject to the Minnesota alternative minimum tax imposed on such individuals, estates and trusts. Furthermore, should the 95% test that is described above fail to be met, all of the exempt-interest dividends that are paid by the Fund, including all of those derived from the Minnesota Sources described above, generally will be subject to the Minnesota alternative minimum tax imposed on such shareholders.

Distributions from the Fund will be included in taxable income and in alternative minimum taxable income, for purposes of determining the Minnesota franchise tax imposed on corporations subject to Minnesota taxation. Such distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

Interest on indebtedness which is incurred or continued by an individual, a trust or an estate to purchase or carry shares of the Fund generally will not be deductible for regular Minnesota personal income tax purposes or Minnesota alternative minimum tax purposes.

New Jersey. The New Jersey Fund intends to satisfy New Jersey's statutory requirements for treatment as a "Qualified Investment Fund". The Fund has obtained an opinion of special tax counsel to the New Jersey Fund, that, provided the New Jersey Fund limits its investments to those described in this prospectus and otherwise satisfies such statutory requirements, shareholders of the New Jersey Fund which are individuals, estates or trusts will not be required to include in their New Jersey gross income distributions from the New Jersey Fund that are attributable to interest or gain realized by the New Jersey Fund from obligations the interest on which is exempt from regular federal income tax and is exempt from New Jersey State personal income tax or other obligations statutorily free from New Jersey taxation. However, with regard to corporate shareholders, such counsel is also of the opinion that distributions from the New Jersey Fund will not be excluded from net income and shares of the New Jersey Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders.

Pennsylvania. Interest derived by the Pennsylvania Fund from obligations which are statutorily free from state taxation in Pennsylvania ("Exempt Obligations") are not taxable on pass through to shareholders for purposes of the Pennsylvania personal income tax. The term "Exempt Obligations" includes (i) those obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, the interest from which is statutorily free from state taxation in the Commonwealth of Pennsylvania, and
(ii) certain qualifying obligations of U.S. territories and possessions, or U.S. Government obligations. Distributions attributable to most other sources, including capital gains, will not be exempt from Pennsylvania personal income tax.

Corporate shareholders that are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions of interest made by the Pennsylvania Fund, provided such distributions are attributable to Exempt Obligations. Distributions of capital gain attributable to Exempt Obligations are subject to the Pennsylvania corporate net income tax. An investment in the Pennsylvania Fund is also exempt from the Pennsylvania Gross Premiums tax.

Shares of the Pennsylvania Fund which are held by individual shareholders who are Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent that the obligations held by the Pennsylvania Portfolio consist of Exempt Obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

For individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from Exempt Obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax ("Philadelphia School District Tax"), provided that the Pennsylvania Portfolio reports to its investors the percentage of Exempt Obligations held by it for the year. The Pennsylvania Portfolio will report such percentage to its investors.

Texas. Texas does not impose a state income tax on individuals. To the extent that distributions from the Texas Fund are included in a corporate shareholder's surplus, they will be subject to the Texas franchise tax that is based on net worth.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. Each Fund began offering two Classes of shares on August 1, 1997. Prior to that date, each Fund offered only Class B shares and Class A existed as a separate fund.

                                                                                  ARIZONA FUND
                                               ------------------------------------------------------------------------------------
                                                                              YEAR ENDED JULY 31,
                                               ------------------------------------------------------------------------------------
                                                    2000(1)              1999(1)             1998(1)           1997        1996
                                               ------------------------------------------------------------------------------------
                                                CLASS A    CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year          $ 9.850    $10.950    $10.200   $11.340   $10.090   $11.220   $ 10.680    $ 10.530
                                               -------    -------    -------   -------   -------   -------   --------    --------
  Income (loss) from operations
  Net investment income                        $ 0.495    $ 0.476    $ 0.504   $ 0.472   $ 0.499   $ 0.476   $  0.486    $  0.482
  Net realized and unrealized gain (loss)       (0.363)    (0.409)    (0.348)   (0.381)    0.126     0.134      0.539       0.161
                                               -------    -------    -------   -------   -------   -------   --------    --------
  Total income from operations                 $ 0.132    $ 0.067    $ 0.156   $ 0.091   $ 0.625   $ 0.610   $  1.025    $  0.643
                                               -------    -------    -------   -------   -------   -------   --------    --------
  Less distributions
  From net investment income                   $(0.493)   $(0.473)   $(0.504)  $(0.472)  $(0.499)  $(0.476)  $ (0.485)   $ (0.488)
  In excess of net investment income            (0.009)    (0.004)    (0.002)   (0.009)   (0.016)   (0.014)        --      (0.005)
                                               -------    -------    -------   -------   -------   -------   --------    --------
  Total distributions                          $(0.502)   $(0.477)   $(0.506)  $(0.481)  $(0.515)  $(0.490)  $ (0.485)   $ (0.493)
                                               -------    -------    -------   -------   -------   -------   --------    --------
  Net asset value - End of year                $ 9.480    $10.540    $ 9.850   $10.950   $10.200   $11.340   $ 11.220    $ 10.680
                                               -------    -------    -------   -------   -------   -------   --------    --------
  Total return(2)                                 1.56%      0.81%      1.48%     0.74%     6.34%     5.54%      9.85%       6.17%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)      $ 5,064    $68,378    $ 5,409   $88,682   $ 3,498   $99,293   $109,379    $127,681
  Ratios (as a percentage of average daily
  net assets):
   Expenses(3)                                    0.89%      1.63%      0.77%     1.56%     0.78%     1.57%      1.58%       1.56%
   Expenses after custodian fee reduction(3)      0.88%      1.62%      0.76%     1.55%     0.76%     1.55%      1.57%       1.55%
   Net investment income                          5.30%      4.58%      4.90%     4.16%     4.88%     4.22%      4.50%       4.49%
  Portfolio Turnover of the Portfolio               25%        25%        38%       38%       23%       23%        10%         18%

                                                   (See footnotes on last page.)

                                                                                  COLORADO FUND
                                                 ----------------------------------------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                 ----------------------------------------------------------------------------------
                                                         2000                 1999                1998           1997       1996
                                                 ----------------------------------------------------------------------------------
                                                  CLASS A    CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year            $ 9.570    $10.410    $ 9.950   $10.820   $ 9.920   $10.800   $10.170    $10.020
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Income (loss) from operations
  Net investment income                          $ 0.495    $ 0.468    $ 0.507   $ 0.467   $ 0.507   $ 0.478   $ 0.491    $ 0.480
  Net realized and unrealized gain (loss)         (0.402)    (0.440)    (0.374)   (0.401)    0.038     0.025     0.621      0.162
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Total income from operations                   $ 0.093    $ 0.028    $ 0.133   $ 0.066   $ 0.545   $ 0.503   $ 1.112    $ 0.642
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Less distributions
  From net investment income                     $(0.503)   $(0.468)   $(0.513)  $(0.476)  $(0.515)  $(0.483)  $(0.482)   $(0.492)
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Total distributions                            $(0.503)   $(0.468)   $(0.513)  $(0.476)  $(0.515)  $(0.483)  $(0.482)   $(0.492)
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Net asset value - End of year                  $ 9.160    $ 9.970    $ 9.570   $10.410   $ 9.950   $10.820   $10.800    $10.170
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Total return(2)                                   1.18%      0.45%      1.27%     0.54%     5.62%     4.74%    11.26%      6.46%
  Ratios/Supplemental Data+
  Net assets, end of year (000's omitted)        $ 2,026    $28,446    $ 2,021   $35,703   $ 2,172   $37,535   $40,786    $42,972
  Ratios (as a percentage of average daily net
  assets):
   Net expenses(3)                                  0.78%      1.52%      0.63%     1.46%     0.74%     1.51%     1.53%      1.49%
   Net expenses after custodian fee reduction(3)    0.75%      1.49%      0.59%     1.42%     0.71%     1.48%     1.49%      1.45%
   Net investment income                            5.48%      4.75%      5.09%     4.32%     5.14%     4.40%     4.75%      4.69%
  Portfolio Turnover of the Portfolio                 14%        14%        33%       33%       18%       18%       14%        53%

+ The operating expenses of the Colorado Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the adviser or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses                                                                                                                  1.51%
   Expenses after custodian fee reduction                                                                                    1.46%
   Net investment income                                                                                                     4.67%
  Net investment income per share                                                                                          $0.478

                                                   (See footnotes on last page.)

                                                                              CONNECTICUT FUND
                                            ---------------------------------------------------------------------------------------
                                                                             YEAR ENDED JULY 31,
                                            ---------------------------------------------------------------------------------------
                                                    2000                  1999               1998(1)           1997        1996
                                            ---------------------------------------------------------------------------------------
                                             CLASS A    CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year       $10.460    $ 10.400    $10.710    $10.640   $10.640    $10.570    $10.120      $9.970
                                            -------    --------    -------   --------   -------   --------   --------    --------
  Income (loss) from operations
  Net investment income                     $ 0.521    $  0.439     $0.539     $0.440    $0.529     $0.438     $0.453      $0.452
  Net realized and unrealized gain (loss)    (0.323)     (0.321)    (0.258)    (0.243)    0.091      0.080      0.450       0.169
                                            -------    --------    -------   --------   -------   --------   --------    --------
  Total income from operations              $ 0.198    $  0.118     $0.281     $0.197    $0.620     $0.518     $0.903      $0.621
                                            -------    --------    -------   --------   -------   --------   --------    --------
  Less distributions
  From net investment income                $(0.518)   $  0.428)   $(0.531)   $(0.437)  $(0.529)   $(0.438)   $(0.453)    $(0.452)
  In excess of net investment income             --          --         --         --    (0.021)    (0.010)        --      (0.019)
                                            -------    --------    -------   --------   -------   --------   --------    --------
  Total distributions                       $(0.518)   $ (0.428)   $(0.531)   $(0.437)  $(0.550)   $(0.448)   $(0.453)    $(0.471)
                                            -------    --------    -------   --------   -------   --------   --------    --------
  Net asset value - End of year             $10.140    $ 10.090    $10.460    $10.400   $10.710    $10.640    $10.570     $10.120
                                            -------    --------    -------   --------   -------   --------   --------    --------
  Total return(2)                              2.09%       1.31%      2.60%      1.84%     5.97%      4.99%      9.17%       6.30%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)   $ 8,851    $123,978     $9,222   $149,024    $5,193   $159,125   $171,634    $181,608
  Ratios (as a percentage of average daily
  net assets):
   Expenses(3)                                 0.82%       1.60%      0.75%      1.56%     0.76%      1.59%      1.60%       1.58%
   Expenses after custodian fee reduction(3)   0.80%       1.58%      0.73%      1.54%     0.75%      1.58%      1.60%       1.57%
   Net investment income                       5.23%       4.46%      4.89%      4.11%     4.93%      4.14%      4.45%       4.45%
  Portfolio Turnover of the Portfolio            20%         20%        18%        18%        7%         7%        11%         23%

                                                   (See footnotes on last page.)

                                                                                MICHIGAN FUND
                                             --------------------------------------------------------------------------------------
                                                                             YEAR ENDED JULY 31,
                                             --------------------------------------------------------------------------------------
                                                  2000(1)               1999(1)              1998(1)           1997        1996
                                             --------------------------------------------------------------------------------------
                                              CLASS A    CLASS B   CLASS A   CLASS B    CLASS A   CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year        $ 9.430    $10.520    $ 9.820   $ 10.950   $ 9.750   $ 10.870   $ 10.420    $ 10.250
                                             -------    -------    -------   --------   -------   --------   --------    --------
  Income (loss) from operations
  Net investment income                      $ 0.480    $ 0.459    $ 0.471   $  0.440   $ 0.474   $  0.448   $  0.460    $  0.464
  Net realized and unrealized gain (loss)     (0.356)    (0.401)    (0.385)    (0.420)    0.092      0.097      0.454       0.195
                                             -------    -------    -------   --------   -------   --------   --------    --------
  Total income from operations               $ 0.124    $ 0.058    $ 0.086   $  0.020   $ 0.566   $  0.545   $  0.914    $  0.659
                                             -------    -------    -------   --------   -------   --------   --------    --------
  Less distributions
  From net investment income                 $(0.471)   $(0.445)   $(0.461)  $ (0.435)  $(0.496)  $ (0.448)  $ (0.462)   $ (0.481)
  In excess of net investment income              --         --         --         --        --   $ (0.017)  $ (0.002)   $ (0.008)
  From net realized gain                          --         --     (0.015)    (0.015)       --         --         --          --
  In excess of net realized gain              (0.043)    (0.043)        --         --        --         --         --          --
                                             -------    -------    -------   --------   -------   --------   --------    --------
  Total distributions                        $(0.514)   $(0.488)   $(0.476)  $ (0.450)  $(0.496)  $ (0.465)  $ (0.464)   $ (0.489)
                                             -------    -------    -------   --------   -------   --------   --------    --------
  Net asset value - End of year              $ 9.040    $10.090    $ 9.430   $ 10.520   $ 9.820   $ 10.950   $ 10.870    $ 10.420
                                             -------    -------    -------   --------   -------   --------   --------    --------
  Total return(2)                               1.55%      0.75%      0.81%      0.11%     5.95%      5.11%      9.01%       6.50%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)    $ 2,701    $82,580    $ 1,737   $107,357   $ 1,526   $128,216   $148,542    $171,067
  Ratios (as a percentage of average daily
  net assets):
   Expenses(3)                                  0.81%      1.60%      0.80%      1.58%     0.83%      1.59%      1.60%       1.61%
   Expenses after custodian fee reduction(3)    0.81%      1.60%      0.79%      1.57%     0.81%      1.57%      1.58%       1.60%
   Net investment income                        5.40%      4.61%      4.81%      4.03%     4.85%      4.12%      4.40%       4.44%
  Portfolio Turnover of the Portfolio             30%        30%        31%        31%       26%        26%        16%         49%

                                                   (See footnotes on last page.)

                                                                                  MINNESOTA FUND
                                                 ----------------------------------------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                 ----------------------------------------------------------------------------------
                                                         2000              1999(1)             1998(1)           1997       1996
                                                 ----------------------------------------------------------------------------------
                                                  CLASS A    CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year            $ 9.460    $10.170    $ 9.820   $10.540   $ 9.770   $10.490   $10.070    $ 9.950
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Income (loss) from operations
  Net investment income                          $ 0.491    $ 0.453    $ 0.490   $ 0.446   $ 0.492   $ 0.439   $ 0.466    $ 0.468
  Net realized and unrealized gain (loss)         (0.395)    (0.418)    (0.351)   (0.369)    0.073     0.073     0.415      0.123
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Total income from operations                   $ 0.096    $ 0.035    $ 0.139   $ 0.077   $ 0.565   $ 0.512   $ 0.881    $ 0.591
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Less distributions
  From net investment income                     $(0.486)   $(0.435)   $(0.490)  $(0.446)  $(0.515)  $(0.439)  $(0.461)   $(0.468)
  In excess of net investment income                  --         --     (0.009)   (0.001)       --    (0.023)       --     (0.003)
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Total distributions                            $(0.486)   $(0.435)   $(0.499)  $(0.447)  $(0.515)  $(0.462)  $(0.461)   $(0.471)
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Net asset value - End of year                  $ 9.070    $ 9.770    $ 9.460   $10.170   $ 9.820   $10.540   $10.490    $10.070
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Total return(2)                                   1.21%      0.52%      1.34%     0.65%     5.94%     4.99%     9.01%      6.00%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)        $ 5,079    $43,660    $ 4,822   $55,355   $ 3,995   $62,899   $67,781    $74,374
  Ratios (as a percentage of average daily net
  assets):
   Expenses(3)                                      0.79%      1.55%      0.73%     1.55%     0.73%     1.58%     1.58%      1.56%
   Expenses after custodian fee reduction(3)        0.77%      1.53%      0.71%     1.53%     0.71%     1.56%     1.55%      1.54%
   Net investment income                            5.48%      4.74%      4.97%     4.21%     5.03%     4.19%     4.62%      4.63%
  Portfolio Turnover of the Portfolio                 12%        12%        19%       19%       23%       23%       22%        45%

                                                   (See footnotes on last page.)

                                                                               NEW JERSEY FUND
                                            ---------------------------------------------------------------------------------------
                                                                             YEAR ENDED JULY 31,
                                            ---------------------------------------------------------------------------------------
                                                  2000(1)               1999(1)              1998(1)           1997        1996
                                            ---------------------------------------------------------------------------------------
                                             CLASS A    CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year       $10.190    $ 10.610    $10.590    $11.020   $10.530    $10.940    $10.440     $10.360
                                            -------    --------    -------   --------   -------   --------   --------    --------
  Income (loss) from operations
  Net investment income                     $ 0.543    $  0.489    $ 0.548     $0.481    $0.558     $0.491     $0.506      $0.505
  Net realized and unrealized gain (loss)    (0.430)     (0.443)    (0.394)    (0.409)    0.082      0.089      0.493       0.084
                                            -------    --------    -------   --------   -------   --------   --------    --------
  Total income from operations              $ 0.113    $  0.046    $ 0.154     $0.072    $0.640     $0.580     $0.999      $0.589
                                            -------    --------    -------   --------   -------   --------   --------    --------
  Less distributions
  From net investment income                $(0.540)   $ (0.476)   $(0.548)   $(0.481)  $(0.558)   $(0.491)   $(0.499)    $(0.505)
  In excess of net investment income         (0.003)         --     (0.006)    (0.001)   (0.022)    (0.009)        --      (0.004)
                                            -------    --------    -------   --------   -------   --------   --------    --------
  Total distributions                       $(0.543)   $ (0.476)   $(0.554)   $(0.482)  $(0.580)   $(0.500)   $(0.499)    $(0.509)
                                            -------    --------    -------   --------   -------   --------   --------    --------
  Net asset value - End of year             $ 9.760    $ 10.180    $10.190    $10.610   $10.590    $11.020    $10.940     $10.440
                                            -------    --------    -------   --------   -------   --------   --------    --------
  Total return(2)                              1.34%       0.63%      1.39%      0.59%     6.24%      5.41%      9.85%       5.74%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)   $14,690    $233,230    $18,897   $289,219   $11,570   $316,155   $345,080    $378,649
  Ratios (as a percentage of average daily
  net assets):
   Expenses(3)                                 0.83%       1.60%      0.73%      1.57%     0.77%      1.61%      1.59%       1.57%
   Expenses after custodian fee reduction(3)   0.83%       1.60%      0.72%      1.56%     0.75%      1.59%      1.57%       1.56%
   Net investment income                       5.64%       4.88%      5.14%      4.37%     5.25%      4.48%      4.82%       4.80%
  Portfolio Turnover of the Portfolio            26%         26%        32%        32%       14%        14%        24%         39%

                                                   (See footnotes on last page.)

                                                                              PENNSYLVANIA FUND
                                             --------------------------------------------------------------------------------------
                                                                             YEAR ENDED JULY 31,
                                             --------------------------------------------------------------------------------------
                                                  2000(1)               1999(1)                1998            1997        1996
                                             --------------------------------------------------------------------------------------
                                             CLASS A   CLASS B     CLASS A   CLASS B    CLASS A   CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year        $ 9.990   $ 10.310    $10.400   $ 10.730   $10.550   $ 10.900   $ 10.430    $ 10.320
                                             -------   --------    -------   --------   -------   --------   --------    --------
  Income (loss) from operations
  Net investment income                      $ 0.534   $  0.477    $ 0.546   $  0.477   $ 0.578   $  0.506   $  0.522    $  0.512
  Net realized and unrealized gain (loss)     (0.492)    (0.508)    (0.393)    (0.404)   (0.143)    (0.156)     0.458       0.108
                                             -------   --------    -------   --------   -------   --------   --------    --------
  Total income (loss) from operations        $ 0.042   $ (0.031)   $ 0.153   $  0.073   $ 0.435   $  0.350   $  0.980    $  0.620
                                             -------   --------    -------   --------   -------   --------   --------    --------
  Less distributions
  From net investment income                 $(0.534)  $ (0.475)   $(0.546)  $ (0.483)  $(0.578)  $ (0.520)  $ (0.510)   $ (0.510)
  In excess of net investment income          (0.018)    (0.004)    (0.017)    (0.010)   (0.007)        --         --          --
                                             -------   --------    -------   --------   -------   --------   --------    --------
  Total distributions                        $(0.552)  $ (0.479)   $(0.563)  $ (0.493)  $(0.585)  $ (0.520)  $ (0.510)   $ (0.510)
                                             -------   --------    -------   --------   -------   --------   --------    --------
  Net asset value - End of year              $ 9.480   $  9.800    $ 9.990   $ 10.310   $10.400   $ 10.730   $ 10.900    $ 10.430
                                             -------   --------    -------   --------   -------   --------   --------    --------
  Total return(2)                               0.58%     (0.15)%     1.42%      0.64%     4.17%      3.23%      9.66%       6.08%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)    $ 9,302   $227,779    $10,652   $303,150   $ 8,552   $349,593   $395,974    $441,104
  Ratios (as a percentage of average daily
  net assets):
   Expenses(3)                                  0.90%      1.66%      0.75%      1.58%     0.74%      1.59%      1.61%       1.58%
   Expenses after custodian fee reduction(3)    0.90%      1.66%      0.71%      1.54%     0.70%      1.55%      1.56%       1.54%
   Net investment income                        5.63%      4.86%      5.29%      4.47%     5.40%      4.63%      4.93%       4.89%
  Portfolio Turnover of the Portfolio             18%        18%        27%        27%       13%        13%        17%         30%

                                                   (See footnotes on last page.)

                                                                                    TEXAS FUND
                                                 ----------------------------------------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                 ----------------------------------------------------------------------------------
                                                         2000                 1999                1998           1997       1996
                                                 ----------------------------------------------------------------------------------
                                                  CLASS A    CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year            $ 9.560    $10.710    $ 9.890   $11.080   $ 9.770   $10.960   $10.440    $10.280
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Income (loss) from operations
  Net investment income                          $ 0.472    $ 0.456    $ 0.511   $ 0.485   $ 0.515   $ 0.496   $ 0.489    $ 0.492
  Net realized and unrealized gain (loss)         (0.327)    (0.380)    (0.336)   (0.368)    0.110     0.120     0.526      0.177
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Total income from operations                   $ 0.145    $ 0.076    $ 0.175   $ 0.117   $ 0.625   $ 0.616   $ 1.015    $ 0.669
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Less distributions
  From net investment income                     $(0.480)   $(0.467)   $(0.505)  $(0.487)  $(0.505)  $(0.496)  $(0.495)   $(0.509)
  In excess of net investment income              (0.015)    (0.009)        --        --        --        --        --         --
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Total distributions                            $(0.495)   $(0.476)   $(0.505)  $(0.487)  $(0.505)  $(0.496)  $(0.495)   $(0.509)
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Net asset value - End of year                  $ 9.210    $10.310    $ 9.560   $10.710   $ 9.890   $11.080   $10.960    $10.440
                                                 -------    -------    -------   -------   -------   -------   -------    -------
  Total return(2)                                   1.74%      0.91%      1.72%     1.01%     6.55%     5.74%    10.00%      6.60%
  Ratios/Supplemental Data+
  Net assets, end of year (000's omitted)        $   343    $10,648    $   458   $15,219   $   373   $16,988   $21,283    $23,996
  Ratios (as a percentage of average daily net
  assets):
   Net expenses(3)                                  0.97%      1.77%      0.75%     1.54%     0.72%     1.49%     1.57%      1.43%
   Net expenses after custodian fee reduction(3)    0.97%      1.77%      0.72%     1.51%     0.69%     1.46%     1.55%      1.39%
   Net investment income                            5.33%      4.54%      5.11%     4.37%     5.22%     4.50%     4.61%      4.70%
  Portfolio Turnover of the Portfolio                 35%        35%        55%       55%       17%       17%       17%        39%

+ The operating expenses of the Texas Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the adviser or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses(3)                                                                                                               1.53%
   Expenses after custodian fee reduction(3)                                                                                 1.49%
   Net investment income                                                                                                     4.60%
  Net investment income per share                                                                                          $0.482

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

{LOGO}          Mutual Funds
EATON VANCE       for People
Mutual Funds         Who Pay
                       Taxes(R)









More Information
--------------------------------------------------------------------------------


     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:


--------------------------------------------------------------------------------

                                   PFPC, Inc.
                                  P.O. Box 9653
                           Providence, RI 02904-9653
                                 1-800-262-1122


The Funds' SEC File No. is 811-4409.                                    C12/1ABP

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          December 1, 2000



                       Eaton Vance Arizona Municipals Fund
                      Eaton Vance Colorado Municipals Fund
                     Eaton Vance Connecticut Municipals Fund
                      Eaton Vance Michigan Municipals Fund
                      Eaton Vance Minnesota Municipals Fund
                     Eaton Vance New Jersey Municipals Fund
                    Eaton Vance Pennsylvania Municipals Fund
                        Eaton Vance Texas Municipals Fund


                            The Eaton Vance Building
                                255 State Street
                          Boston, Massachusetts 02109
                                 1-800-225-6265

This Statement of Additional Information ("SAI") provides general information about the Funds and their corresponding Portfolios. Each Fund is a series of Eaton Vance Municipals Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                        Page                                Page
Strategies and Risks                      2   Sales Charges                   16
Investment Restrictions                   7   Performance                     19
Management and Organization               8   Taxes                           20
Investment Advisory and Administrative        Portfolio Securities
Services                                 13   Transactions                    22
Other Service Providers                  14   Financial Statements            24
Purchasing and Redeeming Shares          14

Appendices
Appendix A:  Class A Fees,
  Performance and Ownership              26   Appendix D:  Tax Equivalent
Appendix B:  Class B Fees,                      Yield Tables                  38
  Performance and Ownership              29   Appendix E:  Ratings            41
Appendix C:  State Specific
  Information                            32


Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' prospectus dated December 1, 2000, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

                              STRATEGIES AND RISKS

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, each Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, a Fund's distributions derived from interest on all municipal obligations (whenever issued) are included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. Each Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, each Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Portfolio as a result of any such event, and a Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. Each Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by each Portfolio. Each Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Portfolio will be affected by such changes.

State-Specific Concentration. For a discussion of the risks associated with investing in municipal obligations of a particular state's issuers, see "Risks of Concentration" in Appendix C. Each Portfolio may also invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, a Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations. Each Portfolio may also invest to a limited extent in obligations issued by the N. Marianna Territories and American Samoa. Information about some of these conditions and developments is included in Appendix C.

Sector Concentration. Each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds ("IDBs") are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB by a Portfolio will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with each Portfolio's credit quality limitations. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by a Portfolio.

The investment adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the investment adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix E.

Municipal Leases. Each Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by a Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. In the event a Portfolio acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Each Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Portfolio to buy such securities on a settlement date that could be several months or several years in the future. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

Each Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy.

The payment obligation and the interest rate that will be received on the securities are fixed at the time a Portfolio enters into the purchase commitment. When a Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because a Portfolio may retain the bond if interest rates decline.

Liquidity and Protective Put Options. Each Portfolio may enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. Each Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Portfolio or that selling institutions will be willing to permit a Portfolio to exercise a put to hedge against rising interest rates. A Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

Variable Rate Obligations. Each Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable accrued interest and which are frequently secured by letters of credit or other support arrangements provide by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. A Portfolio would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. A Portfolio will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Each Portfolio may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, a Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements will be maintained in a segregated account by the Portfolio's custodian. No Portfolio will enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Illiquid Obligations. At times, a substantial portion of a Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Portfolio could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Portfolio's net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.


Securities Lending. Each Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Distributions by a Fund of any income realized by a Portfolio from securities loans will be taxable. If the management of a Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of a Portfolio's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. Each Portfolio has no present intention of engaging in securities lending.


Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by a Portfolio (or of securities that a Portfolio expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, a Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by a Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. Each Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. Each Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses.

Each Portfolio will engage in futures and related options transactions for bona fide hedging purposes or non-hedging purposes as defined in or permitted by CFTC regulations. Each Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Each Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes.

Asset Coverage Requirements. Transactions involving when-issued securities, futures contracts and options (other than options that a Portfolio has purchased), interest rate swaps or forward rate contracts may expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with Securities and Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.


Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to segregated accounts or to cover could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.


Temporary Investments. Under unusual market conditions, each Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other state taxes.


Portfolio Turnover. Each Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to a Portfolio.

Diversified Status. Each Portfolio is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because municipal debt obligations are not voting securities).

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940 (the "1940 Act");

     (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

     (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

     (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

     (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

     (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

Each Fund and Portfolio has adopted the following investment policies which may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

     (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested;

     (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time; or

     (c) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board.

No Fund or Portfolio will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, a Fund or a Portfolio may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. Each Fund and Portfolio reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of a Portfolio's investment restrictions and diversification status, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of an acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change made by a rating service, will not compel a Fund and Portfolio to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions a Fund and Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular state. Moreover, each Fund and Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.


                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust and the Portfolios, as defined in the 1940 Act, are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (41), Trustee*
President and Chief Executive Officer of National Financial Partners (a financial services company (since April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A.

Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998. Address: 1301 Avenue of the Americas, New York, New York 10019

DONALD R. DWIGHT (69), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR. Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (59), Vice President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (65), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR. Address: 345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (65), Trustee
Chairman and Chief Operating Officer, Hellman, Jordan Management Co. (an investment management company) and President, Jordan Simmons Capital LLC (manager of energy related investments) (since November, 2000). President, Unicorn (an investment and financial advisory services company) (since September, 2000). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR. Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (43), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998. Address: 600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (70), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR. Address: 504 Via Almar, Palos Verdes Estates, California 90274

THOMAS J. FETTER (57), President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (43), Vice President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (55), Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (60), Secretary
Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance and EVC. Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (65), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (37), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (43), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

In addition, William H. Ahern, (41), Vice President of Eaton Vance and BMR, is a Vice President of the Colorado, Connecticut and Michigan Portfolios. Cynthia J. Clemson (37), Vice President of Eaton Vance and BMR, is a Vice President of the Arizona and Pennsylvania Portfolios. Thomas M. Metzold (42), Vice President of Eaton Vance and BMR, is a Vice President of the Texas Portfolio. Ms. Clemson, and Messrs. Ahern and Metzold are officers of various investment companies managed by Eaton Vance or BMR.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance or its affiliates.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolios, and certain service providers.

Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios has a retirement plan for its Trustees.

The fees and expenses of the noninterested Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (The Trustees of the Trust and the Portfolios who are members of the Eaton Vance organization receive no compensation from the Trust and the Portfolios). During the fiscal year ended July 31, 2000, the noninterested Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, 1999, the noninterested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of               Jessica M.      Donald R.       Samuel L.       Norton H.       Lynn A.         Jack L.
Compensation            Bibliowicz      Dwight(3)        Hayes           Reamer         Stout(4)        Treynor
---------------------------------------------------------------------------------------------------------------
Trust(2)                $  6,166        $  4,948        $  5,831        $  5,639        $  6,099        $  6,065
Arizona Portfolio            735             745             731             672             727             761
Colorado Portfolio           193             310             183             177             191             190
Connecticut Portfolio        966             930             951             884             956             989
Michigan Portfolio           735             745             731             672             727             761
Minnesota Portfolio          735             745             731             672             727             761
New Jersey Portfolio       1,740           1,551           1,682           1,591           1,721           1,749
Pennsylvania Portfolio     1,740           1,551           1,682           1,591           1,721           1,749
Texas Portfolio               19             171              18              18              19              19
Trust and Fund Complex   160,000         160,000(5)      170,000         160,000         160,000(6)      170,000

(1) As of December 1, 2000, the Eaton Vance fund complex consists of 146 registered investment companies or series thereof.
(2)  The Trust consisted of 29 Funds as of July 31, 2000.
(3) Includes deferred compensation as follows: Arizona -- $405; Colorado -- $169; Connecticut -- $506; Michigan -- $405; Minnesota -- $405; New Jersey -- $843; Pennsylvania -- $843; and Texas -- $93.
(4) Includes deferred compensation as follows: Arizona -- $107; Colorado -- $28; Connecticut -- $142; Michigan -- $108; Minnesota -- $108; New Jersey -- $255; Pennsylvania -- $255; and Texas -- $3.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on January 11, 1993 and is operated as an open-end management investment company. Each Fund was reorganized into multiple classes and changed its name to Eaton Vance [state name] Municipals Fund on August 1, 1997. The operations of the Class B reflect the operations of a Fund prior to August 1, 1997. Each Fund's Class A is a successor to the operations of a separate series of the Trust.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.


As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.


The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series of classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes to each Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of each Portfolio and the advisory fees earned during the three fiscal years ended July 31, 2000.




                                      Advisory Fee Paid for Fiscal Years Ended
                                      ----------------------------------------
 Portfolio    Net Assets at 7/31/00     7/31/00        7/31/99         7/31/98
 ---------    ---------------------     -------        -------         -------
  Arizona         $ 73,642,003        $  291,302     $  386,713      $  413,386
  Colorado          30,619,677            75,588         94,915          97,947
Connecticut        133,136,655           581,800        681,988         703,463
  Michigan          85,576,468           355,554        477,860         562,200
 Minnesota          48,847,888           158,394        217,205         228,670
 New Jersey        248,399,517         1,216,412      1,481,949       1,535,921
Pennsylvania       237,692,163         1,223,892      1,558,973       1,758,264
   Texas            11,010,420            21,272         26,732          31,780

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV, Eaton Vance and BMR are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of BMR and Eaton Vance are owned by Eaton Vance and EVC, respectively. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has the custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the independent accountants of each Fund and each Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC, Inc., P.O. Box 9653, Providence, RI 02904-9653, serves as transfer and dividend disbursing agent for each Fund.


                         PURCHASING AND REDEEMING SHARES

Calculation of Net Asset Value. The net asset value of each Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by a Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B shares, the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Sales Charge Waivers. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.


Right of Accumulation. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). For purposes of calculating the CDSC applicable to investment dealer fund shares acquired in an exchange, the CDSC schedule applicable to the exchanged shares will apply and the purchase of investment dealer fund shares is deemed to have occurred at the time of the original purchase of the exchanged shares, except that the time during which a shareholder holds such investment dealer fund shares will not be credited toward completion of the CDSC period.


Distribution and Service Plans


Class A Service Plan. The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that each Class A may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. For the service fees paid by Class A shares, see Appendix A.

The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the principal underwriter and investment dealers in amounts equal to 0.20% of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons. However, the Class A Plan authorizes the Trustees of the Trust to increase payments without action by Class A shareholders of a Fund, provided that the aggregate amount of payments made in any fiscal year does not exceed 0.25% of average daily net assets.

Class B Distribution Plan. The Trust also has in effect a compensation-type Distribution Plan ("Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B shares. Under the Class B Plan, investors are permitted to purchase shares through an investment dealer without incurring an initial sales charge and the principal underwriter is permitted to compensate investment dealers in connection therewith. Each Fund will pay sales commissions and distribution fees to the principal underwriter under the Class B Plan only after and as a result of the sale of Class B shares of a Fund. On each sale of Fund shares (excluding reinvestment of distributions) each Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by a Fund for each Class B share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, each Class B pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of Class B shares and for interest expenses.

For Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers.


CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. Each Class B Plan provides that a Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B shares, see Appendix B.


In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B Plan by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of a Fund.


The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B Plan.


The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. The Trustees of the Trust have initially implemented this provision of the Class B Plan by authorizing quarterly service fee payments to the principal underwriter and investment dealers in amounts equal to 0.20% of the average daily net assets for any fiscal year which is based on the value of Class B shares sold by such persons. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons. For the service fees paid, see Appendix B.

Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of each Class B Plan through an increase in Fund assets (thereby increasing the advisory fee payable to the investment adviser by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Class B Plan if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B shares of a Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plans were approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B Plan will compensate the principal underwriter for its services and expenses in distributing Class B shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.


                                   PERFORMANCE


Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. For total return information, see Appendix A and Appendix B.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by a Portfolio based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments). A taxable-equivalent yield is computed by using the tax-exempt yield and dividing by 1 minus a stated rate.

Comparative information about the yield of a Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. Investor publications may also refer to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information.

Investors may be provided with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices and comparable investments, and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in a particular type of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings of a Portfolio at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.


                                      TAXES


Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund so qualified for its fiscal year ended July 31, 2000.

Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that each Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for a Portfolio to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Portfolio's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when a Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.

Distributions by a Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, a Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of a Fund are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from a Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 except to the extent of a portion of the discount attributable to original issue discount, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by a Portfolio and the value of the securities held by it may be affected.

In the course of managing its investments, a Portfolio may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of a Fund, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts and certain other transactions will be subject to special tax rules (including mark-to-market), constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of Class A shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

See Appendix C for state tax information for certain states.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it. BMR places the portfolio security transactions of each Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to each Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to BMR, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Municipal obligations, including state obligations, purchased and sold by each Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Portfolio may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Portfolio and BMR's other clients for providing brokerage and research services to BMR.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of a Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places transactions for a Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by each Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

A Portfolio and BMR may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by BMR in connection with its investment responsibilities. The investment companies sponsored by BMR or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including BMR, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by BMR or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Municipal obligations considered as investments for a Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Portfolio during the three fiscal years ended July 31, 2000, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms which provided some research services to BMR or its affiliates and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                                       Amount of Transactions   Commissions Paid on Transactions
                                                                         Directed to Firms             Directed to Firms
               Brokerage Commissions Paid for the Fiscal Year Ended      Providing Research            Providing Research
               ----------------------------------------------------    ----------------------   --------------------------------
 Portfolio         7/31/00            7/31/99            7/31/98              7/31/00                       7/31/00
 ---------         -------            -------            -------              -------                       -------
  Arizona          $  274            $ 1,268            $    -0-           $  4,991,504                       -0-
  Colorado          1,032              3,927              5,307              17,303,821                       -0-
Connecticut            -0-            15,637             15,890                      -0-                      -0-
  Michigan          3,197              7,489                 -0-             52,884,500                       -0-
 Minnesota            236                 -0-             3,856               4,109,726                       -0-
 New Jersey         1,400              6,451             12,088              25,321,909                       -0-
Pennsylvania        5,629             21,445             31,468             104,570,817                       -0-
   Texas               -0-                -0-               312                      -0-                      -0-


                              FINANCIAL STATEMENTS

The audited financial statements of, and the reports of independent auditors' for, the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.


Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended July 31, 2000, as previously filed electronically with the SEC:

Eaton Vance Arizona Municipals Fund        Arizona Municipals Portfolio
Eaton Vance Colorado Municipals Fund       Colorado Municipals Portfolio
Eaton Vance Connecticut Municipals Fund    Connecticut Municipals Portfolio
Eaton Vance Michigan Municipals Fund       Michigan Municipals Portfolio
Eaton Vance Minnesota Municipals Fund      Minnesota Municipals Portfolio
Eaton Vance New Jersey Municipals Fund     New Jersey Municipals Portfolio
Eaton Vance Pennsylvania Municipals Fund   Pennsylvania Municipals Portfolio
Eaton Vance Texas  Municipals Fund         Texas Municipals Portfolio
                      (Accession No. 0000912057-00-043485)

                                                                      APPENDIX A


                      Class A Fees, Performance & Ownership

Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended July 31, 2000, the following table shows (1) total sales charges paid by the Funds, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by the Funds, (5) service fees paid to investment dealers and (6)repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                    Repurchase
                                                                                  Total       Service Fees       Transaction Fees
                Total Sales      Sales Charges to         Sales Charges to       Service        Paid to              Paid to
Fund            Charges Paid    Investment Dealers      Principal Underwriter   Fees Paid  Investment Dealers  Principal Underwriter
------------------------------------------------------------------------------------------------------------------------------------
Arizona         $21,955          $20,633                     $1,321             $10,700         $ 7,321               $ 57.50
Colorado         17,069           16,078                        991               3,853           3,469                 72.50
Connecticut      58,771           55,669                      3,102              14,727          13,007                165.00
Michigan         23,418           22,752                        666               3,815           2,660                 60.00
Minnesota        40,652           39,334                      1,318               8,454           7,325                 90.00
New Jersey       83,048           78,854                      4,194              25,748          23,356                217.50
Pennsylvania     40,714           38,576                      2,138              15,463          13,997                152.50
Texas               714              675                         39                 719             636                 15.00

Performance Information. The tables below indicate the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to August 1, 1997 reflects the total return of a predecessor to Class A. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. A return would have been lower without subsidies.

The "Initial Value" reflects the deduction of the maximum initial sales charge.

Arizona Fund

                                                          Total Return Excluding           Total Return Including
                                                           Maximum Sales Charge             Maximum Sales Charge
Period* Ended   Investment     Initial     Value on       ----------------------           ----------------------
July 31, 2000      Date         Value   July 31, 2000   Cumulative      Annualized      Cumulative      Annualized
-------------   ----------     -------  -------------   ----------      ----------      ----------      ----------
Life of Fund**   7/25/91       $952.23     $1,646.07       72.87%         6.26%           64.61%          5.68%
Five Years       7/31/95       $952.90     $1,227.90       28.86%         5.20%           22.79%          4.19%
One Year         7/31/99       $952.61     $  967.49       1.56%          1.56%           -3.25%         -3.25%

*    Predecessor Fund commenced operations December 13, 1993.

Colorado Fund

                                                          Total Return Excluding           Total Return Including
                                                           Maximum Sales Charge             Maximum Sales Charge
Period* Ended   Investment     Initial     Value on       ----------------------           ----------------------
July 31, 2000      Date         Value   July 31, 2000   Cumulative      Annualized      Cumulative      Annualized
-------------   ----------     -------  -------------   ----------      ----------      ----------      ----------
Life of Fund**   8/25/92       $952.17    $1,445.65       51.82%           5.41%           44.56%          4.76%
Five Years**     7/31/95       $952.53    $1,231.31       29.27%           5.27%           23.13%          4.25%
One Year         7/31/99       $952.23    $  963.46        1.18%           1.18%           -3.65%         -3.65%

*    Predecessor Fund commenced Operations December 10, 1993.

Connecticut Fund

                                                          Total Return Excluding           Total Return Including
                                                           Maximum Sales Charge             Maximum Sales Charge
Period* Ended   Investment     Initial     Value on       ----------------------           ----------------------
July 31, 2000      Date         Value   July 31, 2000   Cumulative      Annualized      Cumulative      Annualized
-------------   ----------     -------  -------------   ----------      ----------      ----------      ----------
Life of Fund**   5/1/92        $952.74     $1,499.68      57.41%          5.65%           49.97%          5.03%
Five Years       7/31/95       $952.79     $1,243.98      30.56%          5.48%           24.40%          4.46%
One Year         7/31/99       $952.64     $  972.59      2.09%           2.09%           -2.74%         -2.74%

*    Predecessor Fund commenced operations April 19, 1994.

Michigan Fund

                                                          Total Return Excluding           Total Return Including
                                                           Maximum Sales Charge             Maximum Sales Charge
Period* Ended   Investment     Initial     Value on       ----------------------           ----------------------
July 31, 2000      Date         Value   July 31, 2000   Cumulative      Annualized      Cumulative      Annualized
-------------   ----------     -------  -------------   ----------      ----------      ----------      ----------
Life of Fund**    4/19/91      $952.89     $1,573.85      65.17%          5.55%           57.38%          5.00%
Five Years        7/31/95      $952.68     $1,204.10      26.39%          4.80%           20.41%          3.78%
One Year          7/31/99      $952.52     $  967.34       1.55%          1.55%           -3.27%         -3.27%

*    Predecessor Fund commenced operations December 7, 1993.

Minnesota Fund

                                                          Total Return Excluding           Total Return Including
                                                           Maximum Sales Charge             Maximum Sales Charge
Period* Ended   Investment     Initial     Value on       ----------------------           ----------------------
July 31, 2000      Date         Value   July 31, 2000   Cumulative      Annualized      Cumulative      Annualized
-------------   ----------     -------  -------------   ----------      ----------      ----------      ----------
Life of Fund**   7/29/91       $952.56     $1,524.97      60.10%          5.36%           52.50%          4.79%
Five Years       7/31/95       $952.87     $1,208.83      26.87%          4.87%           20.88%          3.87%
One Year         7/31/99       $952.67     $  964.20       1.21%          1.21%           -3.58%         -3.58%

*    Predecessor Fund commenced operations December 9, 1993.

New Jersey Fund

                                                          Total Return Excluding           Total Return Including
                                                           Maximum Sales Charge             Maximum Sales Charge
Period* Ended   Investment     Initial     Value on       ----------------------           ----------------------
July 31, 2000      Date         Value   July 31, 2000   Cumulative      Annualized      Cumulative      Annualized
-------------   ----------     -------  -------------   ----------      ----------      ----------      ----------
Life of Fund**   1/8/91        $952.43     $1,703.02      78.82%          6.27%           70.30%          5.73%
Five Years       7/31/95       $952.29     $1,230.29      29.19%          5.26%           23.03%          4.23%
One Year         7/31/99       $952.34     $  965.11       1.34%          1.34%           -3.49%         -3.49%

*    Predecessor Fund commenced operations April 13, 1994.

Pennsylvania Fund

                                                          Total Return Excluding           Total Return Including
                                                           Maximum Sales Charge             Maximum Sales Charge
Period* Ended   Investment     Initial     Value on       ----------------------           ----------------------
July 31, 2000      Date         Value   July 31, 2000   Cumulative      Annualized      Cumulative      Annualized
-------------   ----------     -------  -------------   ----------      ----------      ----------      ----------
Life of Fund**   1/8/91        $952.88     $1,642.41      72.36%          5.86%           64.24%          5.33%
Five Years       7/31/95       $952.29     $1,199.27      25.93%          4.72%           19.93%          3.70%
One Year         7/31/99       $952.34     $  957.89       0.58%          0.58%           -4.21%         -4.21%

*    Predecessor Fund commenced operations June 1, 1994.

Texas Fund

                                                          Total Return Excluding           Total Return Including
                                                           Maximum Sales Charge             Maximum Sales Charge
Period* Ended   Investment     Initial     Value on       ----------------------           ----------------------
July 31, 2000      Date         Value   July 31, 2000   Cumulative      Annualized      Cumulative      Annualized
-------------   ----------     -------  -------------   ----------      ----------      ----------      ----------
Life of Fund**   3/24/92       $952.46     $1,516.88      59.25%          5.72%           51.69%          5.11%
Five Years**     7/31/95       $952.33     $1,240.57      30.26%          5.43%           24.06%          4.41%
One Year         7/31/99       $952.20     $  968.75       1.74%          1.74%           -3.12%         -3.12%

*    Predecessor Fund commenced operations December 8, 1993.

Control Persons and Principal Holders of Securities. At November 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following record owners held the amounts of shares indicated below, which were held by investment dealers either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:

Arizona        Merrill Lynch, Pierce, Fenner & Smith, Inc.                      Jacksonville, FL        19.7%
               H&R Block Financial Advisors, Inc.                               Detroit, MI             14.2%
Colorado       H&R Block Financial Advisors, Inc.                               Detroit, MI              6.6%
Connecticut    Fiserv Securities, Inc.                                          Philadelphia, PA         7.2%
Michigan       Merrill Lynch, Pierce, Fenner & Smith, Inc.                      Jacksonville, FL        40.9%
               H&R Block Financial Advisors, Inc.                               Detroit, MI              8.8%
New Jersey     H&R Block Financial Advisors, Inc.                               Detroit, MI              6.9%
               Merrill Lynch, Pierce, Fenner & Smith, Inc.                      Jacksonville, FL         6.5%
Pennsylvania   Donaldson Lufkin Jenrette Securities Corporation, Inc.           Jersey City, NJ         10.7%
               Ruane & Co.                                                      Ithaca, NY               9.3%
               Merrill Lynch, Pierce, Fenner & Smith, Inc.                      Jacksonville, FL         5.1%
Texas          Merrill Lynch, Pierce, Fenner & Smith, Inc.                      Jacksonville, FL        32.8%

In addition, as of the same date, the following shareholders owned of record the following percentages of this Class of the Fund:

Arizona        Trust FBO Betty E. Howard                                        Prescott, AZ             7.8%
Colorado       Maxine M. Millen                                                 Lakewood, CO            10.5%
               Prudential Securities, Inc. FBO Clyde J. Coates and              Denver, CO               7.3%
               Edna C. Anderson
               Stifel Nicolaus & Co., Inc. FBO Judith A. & Peter S. Wycoff      St. Louis, MO            5.7%
Michigan       John H. Doyle Rev Trust                                          St. Clair Shores, MI     5.4%
Minnesota      Dorothy M. Allen                                                 Aitkin, MN              22.1%
New Jersey     NFSC FBO David Eichler                                           Belvedere, CA            7.9%
Pennsylvania   Josephine J. Kuhn                                                Pittsburgh, PA           9.6%
Texas          PaineWebber FBO U. Dean Williams                                 Lubbock, TX             21.4%
               PaineWebber FBO Dr. H. David Medley and                          Dallas, TX              19.5%
               Rosemary Medley
               Margaret Aigeltinger Trust                                       Tyler, TX               10.8%
               Margaretha R. Lafferty                                           Houston, TX              7.4%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B


                      Class B Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended July 31, 2000, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) the service fees paid to investment dealers, and (7) the repurchase transaction fees paid to the principal underwriter. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter. Distribution payments and CDSC payments reduce uncovered distribution charges under the Distribution Plan.

                               Distribution                                                                     Repurchase
                                    Fee            CDSC             Uncovered                  Service Fees     Transaction
                                  Paid to         Paid to      Distribution Charges               Paid to      Fees Paid to
                  Sales          Principal       Principal         (as a % of          Service  Investment       Principal
Fund            Commission      Underwriter     Underwriter     Class Net Assets)        Fees    Dealers        Underwriter
---------------------------------------------------------------------------------------------------------------------------
Arizona         $ 75,005        $  563,102      $166,000         $1,999,000(2.9%)     $150,866   $137,971         $1,295.00
Colorado          76,706           233,575        50,000          1,184,000(4.2%)       57,191     55,699            550.00
Connecticut      144,298           990,437        97,000          3,351,000(2.7%)      250,789    241,809          1,695.00
Michigan          73,374           680,619        97,000          1,711,000(2.1%)      173,768    170,793          1,777.50
Minnesota         69,659           356,612        74,000          1,300,000(3.0%)       88,451     86,291          1,032.50
New Jersey       284,678         1,874,418       276,000          4,782,000(2.1%)      466,458    455,659          4,257.50
Pennsylvania     233,932         1,927,943       579,000          5,453,000(2.4%)      492,008    484,569          5,352.50
Texas              4,649            94,358        10,000            260,000(2.4%)       24,873     24,421            197.50

Performance Information. The tables below indicate the cumulative and average annual total return on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. A return would have been lower without subsidies.

Arizona Fund

                                Value Before      Value After               Total Return Before           Total Return After
                                 Deducting         Deducting              Deducting Maximum CDSC         Deducting Maximum CDSC
Period* Ended   Investment      Maximum CDSC      Maximum CDSC            ----------------------         ----------------------
July 31, 2000     Date        on July 31, 2000  on July 31, 2000        Cumulative      Annualized      Cumulative      Annualized
-------------   ----------    ----------------  ----------------        ----------      ----------      ----------      ----------
Life of Fund**   7/25/91         $1,692.12         $1,692.12              69.21%          6.00%           69.21%          6.00%
Five Years       7/31/95         $1,250.01         $1,230.01              25.00%          4.56%           23.00%          4.23%
One Year         7/31/99         $1,008.09         $  959.96              0.81%           0.81%           -4.00%         -4.00%

*    Investment operations begain July 25, 1991.

Colorado Fund

                                Value Before      Value After               Total Return Before           Total Return After
                                 Deducting         Deducting              Deducting Maximum CDSC         Deducting Maximum CDSC
Period* Ended   Investment      Maximum CDSC      Maximum CDSC            ----------------------         ----------------------
July 31, 2000     Date        on July 31, 2000  on July 31, 2000        Cumulative      Annualized      Cumulative      Annualized
-------------   ----------    ----------------  ----------------        ----------      ----------      ----------      ----------
Life of Fund**   8/25/92         $1,468.82         $1,468.82              46.88%          4.97%           46.88%          4.97%
Five Years**     7/31/95         $1,253.06         $1,233.16              25.31%          4.62%           23.32%          4.28%
One Year         7/31/99         $1,004.49         $  956.60              0.45%           0.45%           -4.34%         -4.34%

*    Investment operations began August 25, 1992.

Connecticut Fund

                                Value Before      Value After               Total Return Before           Total Return After
                                 Deducting         Deducting              Deducting Maximum CDSC         Deducting Maximum CDSC
Period* Ended   Investment      Maximum CDSC      Maximum CDSC            ----------------------         ----------------------
July 31, 2000     Date        on July 31, 2000  on July 31, 2000        Cumulative      Annualized      Cumulative      Annualized
-------------   ----------    ----------------  ----------------        ----------      ----------      ----------      ----------
Life of Fund**   5/1/92          $1,495.56         $1,495.56              49.56%          5.00%           49.56%          5.00%
Five Years       7/31/95         $1,257.03         $1,237.03              25.70%          4.68%           23.70%          4.35%
One Year         7/31/99         $1,013.10         $  964.59              1.31%           1.31%           -3.54%         -3.54%

*    Investment operations began May 1, 1991.

Michigan Fund

                                Value Before      Value After               Total Return Before           Total Return After
                                 Deducting         Deducting              Deducting Maximum CDSC         Deducting Maximum CDSC
Period* Ended   Investment      Maximum CDSC      Maximum CDSC            ----------------------         ----------------------
July 31, 2000     Date        on July 31, 2000  on July 31, 2000        Cumulative      Annualized      Cumulative      Annualized
-------------   ----------    ----------------  ----------------        ----------      ----------      ----------      ----------
Life of Fund**   4/19/91         $1,622.57         $1,622.57              62.26%          5.35%           62.26%          5.35%
Five Years       7/31/95         $1,230.92         $1,211.23              23.09%          4.24%           21.12%          3.91%
One Year         7/31/99         $1,007.54         $  959.58               0.75%          0.75%           -4.04%         -4.04%

*    Investment operations began April 19, 1991.

Minnesota Fund

                                Value Before      Value After               Total Return Before           Total Return After
                                 Deducting         Deducting              Deducting Maximum CDSC         Deducting Maximum CDSC
Period* Ended   Investment      Maximum CDSC      Maximum CDSC            ----------------------         ----------------------
July 31, 2000     Date        on July 31, 2000  on July 31, 2000        Cumulative      Annualized      Cumulative      Annualized
-------------   ----------    ----------------  ----------------        ----------      ----------      ----------      ----------
Life of Fund**   7/29/91         $1,529.70         $1,529.70              52.97%          4.83%           52.97%          4.83%
Five Years       7/31/95         $1,227.38         $1,207.74              22.74%          4.18%           20.77%          3.85%
One Year         7/31/99         $1,005.17         $  957.14               0.52%          0.52%           -4.29%         -4.29%

*    Investment Operations began July 29, 1991.

New Jersey Fund

                                Value Before      Value After               Total Return Before           Total Return After
                                 Deducting         Deducting              Deducting Maximum CDSC         Deducting Maximum CDSC
Period* Ended   Investment      Maximum CDSC      Maximum CDSC            ----------------------         ----------------------
July 31, 2000     Date        on July 31, 2000  on July 31, 2000        Cumulative      Annualized      Cumulative      Annualized
-------------   ----------    ----------------  ----------------        ----------      ----------      ----------      ----------
Life of Fund**   1/8/91          $1,685.82         $1,685.82              68.58%          5.61%           68.58%          5.61%
Five Years       7/31/95         $1,239.45         $1,219.80              23.94%          4.39%           21.98%          4.05%
One Year         7/31/99         $1,006.28         $  958.31               0.63%          0.63%           -4.17%         -4.17%

*    Investment operations began January 8, 1991.

Pennsylvania Fund

                                Value Before      Value After               Total Return Before           Total Return After
                                 Deducting         Deducting              Deducting Maximum CDSC         Deducting Maximum CDSC
Period* Ended   Investment      Maximum CDSC      Maximum CDSC            ----------------------         ----------------------
July 31, 2000     Date        on July 31, 2000  on July 31, 2000        Cumulative      Annualized      Cumulative      Annualized
-------------   ----------    ----------------  ----------------        ----------      ----------      ----------      ----------
Life of Fund**   1/8/91          $1,634.57         $1,634.57              63.46%          5.27%           63.46%          5.27%
Five Years       7/31/95         $1,206.51         $1,187.52              20.65%          3.83%           18.75%          3.50%
One Year         7/31/99         $  998.47         $  950.94              -0.15%         -0.15%           -4.91%         -4.91%

*    Investment operations began January 8, 1991.

Texas Fund

                                Value Before      Value After               Total Return Before           Total Return After
                                 Deducting         Deducting              Deducting Maximum CDSC         Deducting Maximum CDSC
Period* Ended   Investment      Maximum CDSC      Maximum CDSC            ----------------------         ----------------------
July 31, 2000     Date        on July 31, 2000  on July 31, 2000        Cumulative      Annualized      Cumulative      Annualized
-------------   ----------    ----------------  ----------------        ----------      ----------      ----------      ----------
Life of Fund**   3/24/92         $1,571.74         $1,571.74              57.17%          5.56%           57.17%          5.56%
Five Years**     7/31/95         $1,263.69         $1,243.69              26.37%          4.79%           24.37%          4.46%
One Year         7/31/99         $1,009.13         $  961.00               0.91%          0.91%           -3.90%         -3.90%

*    Investment operations began March 24, 1992.

Control Persons and Principal Holders of Securities. At November 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following record owners held the amounts of shares indicated below, which were held by investment dealers either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:

Arizona        Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL        10.2%
Colorado       Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL        11.0%
Connecticut    Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL        17.2%
Michigan       Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL        15.8%
Minnesota      Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL         6.0%
New Jersey     Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL         8.7%
Pennsylvania   Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL        13.3%
Texas          Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL        23.8%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                           STATE SPECIFIC INFORMATION

Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of a Portfolio's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. Neither the Trust nor the Portfolios have independently verified this information.

The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

Arizona. Under its Constitution, the state is not permitted to issue general obligation bonds secured by the state's full faith and credit. However, agencies and instrumentalities of the state are authorized under specified circumstances to issue bonds secured by revenues. The state enters into certain lease transactions that are subject to annual renewal at its option. Local governmental units in the state are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, to finance public projects, local governments may issue revenue bonds to be paid from the revenues of an enterprise or the proceeds of an excise tax, from assessment bonds payable from special proceeds of an excise tax, or from assessment bonds payable by special assessments. Arizona local governments have also financed public projects through leases that are subject to annual appropriation at the option of the local government.

There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that can be levied by the various taxing jurisdictions without voter approval. It is possible that if such a proposal were enacted, there would be an adverse impact on state or local government financing. It is not possible to predict whether any such proposals will be enacted in the future or what would be their possible impact on state or local government financing.

The state is required by law to maintain a balanced budget. To achieve this objective, it has in the past utilized a combination of spending reductions and tax increases. In recent years, the state's fiscal situation has improved, even while tax reduction measures have been enacted each year since 1992. In 1992, voters passed a measure that requires a two-thirds vote of the legislature to increase state taxes.

For several decades, the population has grown at a substantially higher rate than the population of the United States. The state's population is nearly 5 million and, due to continued employment expansion, is expected to record above-average growth rates, with 150,000 new residents being added each year. After population growth of 3% in 1999, growth of 2.7% is forecast for 2000 and 2.6% for 2001.

Overall, General Fund revenues are expected to continue to grow. The state government closed FY 2000 with $22.8 million more than anticipated. These funds carry forward and are available for use in FY 2001. It is projected that the growth rate of 2001 revenues will be 7.2%.

State policy makers have been successful in recent years in depositing monies into various accounts that have been established for a "rainy day." These monies are reserved for a true budget emergency precipitated by an economic downturn. By the end of fiscal year 2001, the rainy day fund is expected to reach $425 million, or 7.08% of the General Fund revenues.


Colorado. The major revenue sources of the state are the individual income tax and the general sales and use tax. Because of limitations contained in the state constitution, the state of Colorado issues no general obligation bonds. Several agencies and instrumentalities of state government, however, are authorized by statute to issue bonds secured by revenues from specific projects and activities, and the state and its agencies may enter into lease-purchase financings which are subject to annual appropriation. Additionally, the state is authorized to issue short-term revenue anticipation notes. To the extent the Portfolio holds debt of local units of government whose revenues may rely in part on distributions from the state, the fiscal health of the state will have an indirect effect on the Portfolio. The state is required to have a balanced budget each fiscal year.

Colorado's economy was robust for most of the 1990s, fueled in part by large public construction projects, a healthy tourist economy, and increased employment in the wholesale and retail trade and general services sectors and in high tech manufacturing. The most recent forecast of the Office of the State Planning and Budgeting, however, calls for a gradual slowing of the growth of Colorado's economy. The primary factors contributing to this slowdown are a scarcity of labor, a higher cost environment and a slowdown in the construction industry.

There are approximately 2,000 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, sewer and other special districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness. The major sources of revenue for payment of local government indebtedness are the ad valorem property tax, which presently is imposed and collected solely at the local level, sales and use taxes, and revenue from special projects.

A 1992 amendment to the state Constitution (the "TABOR Amendment") restricts growth of state and local government spending to the rate of inflation plus growth (as measured by population, school enrollment, or construction depending on the government entity); and requires voter approval of (a) all new taxes or tax increases and (b) the issuance of most types of debt. For fiscal year 2000-2001, "excess" revenues of over $1 billion are expected to be returned to the residents of the state pursuant to the TABOR Amendment.

Connecticut. Connecticut's General Fund has recorded an operating surplus for each fiscal year since the year ended June 30, 1991. For the fiscal year ended June 30, 1999, the state's General Fund ran an operating surplus, based on the state's budgetary method of accounting, of approximately $71,800,000. The state's primary method for financing capital projects is through the sale of general obligation bonds. These bonds are backed by the full faith and credit of the state. As of January 1, 2000, the state had authorized direct general obligation bond indebtedness totaling $13,310,385,000, of which $11,338,459,000 had been approved for issuance by the State Bond Commission and $9,872,122,000 had been issued. As of January 1, 2000, state direct general obligation indebtedness outstanding was $6,795,705,000.

In 1995, the state established the University of Connecticut as a separate corporate entity to issue bonds and construct certain infrastructure improvements. The University is authorized to issue bonds secured by a state debt service commitment totaling $962,000,000 to finance the improvements.

In addition, the state has limited or contingent liability on a significant amount of other bonds issued by the following quasi-public agencies: the Connecticut Housing Finance Authority, the Connecticut Development Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Resources Recovery Authority and the Connecticut Health and Educational
Facilities Authority. Such bonds have also been issued by the cities of Bridgeport and West Haven and the Southeastern Connecticut Water Authority.

In 1984, the state established a program to plan, construct and improve the state's transportation system (other than Bradley International Airport). The total cost of the program through June 30, 2004, is currently estimated to be $14.0 billion, to be met from federal, state, and local funds. The state expects to finance most of its $5.2 billion share of such cost by issuing $5.0 billion of special tax obligation ("STO") bonds. The STO bonds are payable solely from specified motor fuel taxes, motor vehicle receipts, and license, permit and fee revenues pledged therefor and credited to the Special Transportation Fund, which was established to budget and account for such revenues.

The state, its officers and its employees are defendants in numerous lawsuits. Although it is not possible to determine the outcome of these lawsuits, the Attorney General has opined that an adverse decision in any of the following cases might have a significant impact on the state's financial position: (i) a class action by the Connecticut Criminal Defense Lawyers Association claiming a campaign of illegal surveillance activity and seeking damages and injunctive relief; (ii) an action on behalf of all persons with traumatic brain injury who have been placed in certain state hospitals and other persons with acquired brain injury who are in the custody of the Department of Mental Health and Addiction Services, claiming that their constitutional rights are violated by placement in state hospitals alleged not to provide adequate treatment and training, and seeking placement in community residential settings with appropriate support services; (iii) litigation involving claims by Indian tribes to a portion of the state's land area; (iv) an action by certain students and municipalities claiming that the state's formula for financing public education violates the state's Constitution and seeking a declaratory judgment and injunctive relief; and (v) an action for money damages for the death of a young physician killed in an automobile accident allegedly as a result of negligence of the state; (vi) actions by several hospitals claiming partial refunds of taxes imposed on hospital gross earnings to the extent such taxes related to tangible personal property transferred in the provision of services to patients;
(vii) an action against the state and the Attorney General by importers and distributors of cigarettes previously sold by their manufacturers seeking damages and injunctive relief relating to business losses alleged to result from the 1998 Master Settlement Agreement entered into by most states in litigation against the major domestic tobacco companies and challenging certain related so-called Non Participating manufacturer statutes; and (viii) litigation on behalf of black and Hispanic school children in the City of Hartford seeking "integrated education" within the Greater Hartford metropolitan area.

General obligation bonds issued by Connecticut municipalities are payable primarily only from ad valorem taxes on property subject to taxation by the municipality. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits in recent years. Regional economic difficulties, reductions in revenues, and increased expenses could lead to further fiscal problems for the state and its political subdivisions, authorities, and agencies. This could result in declines in the value of their outstanding obligations, reductions in their ability to pay interest and principal thereon, and increases in their future borrowing costs.

Michigan. Under the state Constitution, the raising of taxes by the Legislature is limited if doing so would cause the ratio of Total State Revenues (except federal aid) to Personal Income of Michigan (as such terms are defined in the state Constitution) to exceed certain limits. The only exceptions to this revenue limit are a majority approval of a referendum question or a specific emergency declared by a two-thirds vote of the Legislature. However, this limit does not apply to taxes imposed for the payment of principal and interest on bonds of the state, if the bonds are approved by voters and authorized by a vote of two-thirds of the members of each House of the Legislature and certain school district loans. Local units of government and local authorities are authorized to issue bonds and other evidences of indebtedness in a variety of situations without the approval of electors, but the ability of the obligor to levy taxes for the payment of such obligations is subject to the foregoing limitations unless the obligations were authorized before December 23, 1978 or approved by the electors. The Constitution prohibits the state from reducing the proportion of total state spending paid to all local units of government, taken as a group, below that proportion in effect in the 1978-79 fiscal year. The state may not mandate new or increased levels of services to be provided by local units without making appropriations to cover any increased costs.

Under the state Constitution, the total amount of general ad valorem taxes imposed on taxable property in any year cannot exceed certain millage limitations specified by the Constitution, statute or charter. The Constitution prohibits local units of government from levying any tax not authorized by law or charter, or from increasing the rate of an existing tax above the rate authorized by law or charter. The Constitution also contains millage reduction provisions. Under such provisions, should the value of taxable property
(exclusive of new construction and improvements) increase at a percentage greater than the percentage increase in the Consumer Price Index ("CPI"), the maximum authorized tax rate would be reduced by a factor which would result in the same maximum potential tax revenues to the local taxing unit as if the valuation of taxable property (less new construction and improvements) had grown only at the CPI rate instead of at the higher actual growth rate. The Constitution and state law also, generally, restrict the increase in the taxable value of real property, subject to ad valorem property taxes, adjusted for additions and losses, to a percentage which reflects the percentage increase in the general price level from the previous year unless ownership of the property is transferred.

Minnesota. The state of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities. Minnesota relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system unusually sensitive to economic conditions.

Minnesota Taxes. Legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities, and exempt-interest dividends that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest dividends unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision provides that it applies to taxable years that begin during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and that other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

New Jersey. New Jersey ended Fiscal Year 1999 with a balance of $1.96 billion in its General State Funds and is projected to end Fiscal 2000 with a balance of $2.1 billion. The state's economic indicators for 1999 showed employment growth of 1.3%; personal income growth of 5.0%; construction job growth of 2.1%; sales of existing homes rising by 20%; and an unemployment rate remaining level at 4.6%.

On February 18, 1999, New Jersey issued $360 million of its tax-exempt general obligation bonds. As of June 30, 1999, the outstanding general obligation bond indebtedness of New Jersey was $3.65 billion. Projects supported by general obligation bonds are of economic, social and environmental importance, including the construction of correctional and human service facilities, transportation projects, higher education improvements and environmental projects. On December 30, 1998, the New Jersey Sports and Exposition Authority issued $100 million of its State Contract Bonds, a portion of which was used to refund its outstanding State Contract Bonds. On December 16, 1998, the New Jersey Transportation Trust Fund Authority issued $700 million State Transportation System Bonds.

In June 1997, the New Jersey Economic Development Authority issued $2.75 billion of State Pension Funding Bonds. Proceeds of this issue were used to fully fund the state's unfunded accrued pension liability and will result in a reduction of the General Fund costs for fiscal years 1997 and 1998 of $590 million.

Other state-related obligations include those created pursuant to the New Jersey Building Authority Act, which has the power to construct facilities for leasing to the state. On September 1, 1997, the New Jersey Building Authority issued $224 million in refunding and new state revenue bonds. The funds were applied for various projects including restoration of the State House Complex, construction of South Woods State Prison, and several renovations of municipal buildings.

The authorizing legislation for various state entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of moral obligation bonds which may be issued by eligible state entities. Currently, there are two such entities available for state appropriations to meet moral obligations. The New Jersey Housing and Mortgage Finance Agency has not had a deficiency in a debt service reserve which required New Jersey to appropriate funds. It is anticipated that the agency's revenue will continue to be sufficient to cover debt service on its bonds. The state provides the South Jersey Port Corporation with funds to cover all debt service and property tax requirements when earned revenues are anticipated to be insufficient to cover these obligations. In the past, anticipated revenues have, in some cases, been insufficient to cover debt service and/or all property tax requirements. There are numerous other state- created entities with outstanding debt. This debt is supported by revenues derived from or assets of the various projects financed by such entities.

The Local Budget Law imposes specific budgetary procedures upon counties and municipalities, subject to review by the Director of the Division of Local Government Services. State law also regulates the issuance of debt by counties and municipalities by limiting the amount of tax anticipation notes that may be issued and requiring their repayment within 120 days of the end of the fiscal year in which they are issued. The Local Bond Law governs the issuance of bonds and notes and bars the issuance of bonds for the payment of current expenses or to pay outstanding obligations, except where permitted by the Local Finance Board. State law also authorizes state officials to supervise fiscal administration in any municipality facing financial difficulties.

Pennsylvania. The General Fund, the state's largest fund, receives all tax receipts, revenues, federal grants and reimbursements that are not specified by law to be deposited elsewhere. Debt service on all obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. The General Fund closed fiscal year 1998 with a balance of $2,863 million.

Certain state-created agencies have statutory authorization to incur debt for which no legislation providing for state appropriations to pay debt service thereon is required. The debt of these agencies is supported by assets of or revenues derived from the various projects financed; it is not an obligation of the state. Some of these agencies, however, are indirectly dependent on state appropriations. State-related agencies and their outstanding debt as of June 30, 1999 include the Delaware River Joint Toll Bridge Commission ($51.4 million), the Delaware River Port Authority ($623.2 million), the Pennsylvania Economic Development Financing Authority ($1,239.7 million), the Pennsylvania Energy
Development  Authority  ($42.1  million),   the  Pennsylvania  Higher  Education
Assistance Agency ($1,783.8 million), the Pennsylvania Higher Education Facilities Authority ($3,522.5 million), the Pennsylvania Industrial Development Authority ($373.8 million), the Pennsylvania Infrastructure Investment Authority ($186.9 million), the Pennsylvania Turnpike Commission ($1,573.1 million), the Philadelphia Regional Port Authority ($57.9 million) and the state Public School Building Authority ($347.5 million).

The only obligations of state-created agencies in Pennsylvania which bear a moral obligation of the state are those issued by the Pennsylvania Housing Finance Agency, a state-created agency which provides housing for lower and moderate income families in the state, which had $2,749.3 million in bonds outstanding at June 30, 1999, and the Hospitals and Higher Education Facilities Authority of Philadelphia which issued $21.1 million in bonds in 1993.

Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For instance, Pennsylvania Association of Rural and Small Schools v. Casey, the constitutionality of Pennsylvania's system for funding local school districts has been challenged. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system.

Texas. The state has no personal or corporate income tax, although the state does impose a corporate franchise tax based on the amount of a corporation's capital and surplus. The state finished the fiscal year ended August 31, 2000 with a $3.8 billion operating surplus in the General Revenue Fund.

Texas Taxes. In most every state which has an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Texas adopts an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Texas state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Texas state income tax.

                  PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM


Puerto Rico. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly tourism, construction and the high technology areas have compensated for that loss. Puerto Rico's economy has expanded in the 1990's in step with the U.S. economy. In 1999 Puerto Rico's GNP grew at 4.2%, the highest annual rate this decade.

The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. Section 936 of the Code has provided a tax credit for certain qualified U.S.
corporations  electing  "possessions  corporation"  status.  However,  in  1993,
Section  936 was  amended  to provide  for two  alternative  limitations  on the
Section 936 credit attributable to certain active business income. The first limitation was based on the economic activity of the Section 936 possessions corporation. The second limited the credit to a specified percentage of the credit allowed under prior law. In 1996, Section 936 credit was repealed except that the credit attributable to possessions source business income with respect to certain existing credit claimants was subjected to a phase out over a ten year period (subject to additional caps).

Also in 1996, a new Section 30A was added to the Code. Section 30A permits a "qualifying domestic corporation" that meets certain gross income tests to claim a credit against the federal income tax in an amount equal to the portion of the tax which is attributable to the taxable income from sources outside of the United States, from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such a trade or business.
Section 30A will be phased out by January 1, 2006. The Governor of Puerto Rico has proposed that Congress permanently extend Section 30A until the Puerto Rican economy achieves certain economic improvements. Similarly, President Clinton has proposed permanent extension of the Section 30A. To date, however, no action has been taken.


The eventual elimination of tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio in the long-term. The government of Puerto Rico has enacted its own tax incentive programs for both industrial and tourist activities.

Puerto Ricans have periodically considered conversion to statehood and such a vote is likely again in the future. The statehood proposal was defeated in December 1998.

Puerto Rico is rated Baa1 by Moody's and A by S&P.

The U.S. Virgin Islands. The United States Virgin Islands ("USVI") is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.


An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding). In addition, eventual elimination of the Section 936 tax credit for those companies with operations in USVI may lead to slower growth in the future.

Guam. The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in the past few years. During its 1997 fiscal year, the government was able to make noticeable progress on its traditional budgetary problems operating with a balanced budget for that fiscal year. However, during 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. With hotels alone accounting for 8.5% of Guam's employment and Japanese tourists comprising 86% of total visitor arrivals, the Japanese recession and depreciation of the yen versus the dollar earlier this year have had a negative impact on the island's economy. Based on these factors, S&P downgraded Guam's rating to BBB- from BBB with a negative outlook on May 26, 1999. There does seem to be some recent improvement in the Japanese economy. According to the Guam Visitors Bureau, visitor arrivals increased in April 2000 by 11.8% over April 1999. Visits from Japan, Korea and the U.S. mainland increased 14.2%, 120.5% and 9.7%, respectively.

                                                                      APPENDIX D

                           TAX-EQUIVALENT YIELD TABLES


The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding the rates specified below under the regular federal income tax and applicable state and local tax rates applicable for 2000.

Note: The federal income tax portion of the indicated combined income tax brackets in the tables does not take into account the effect of a reduction in the deductibility of itemized deductions (including applicable state and local taxes) for taxpayers with adjusted gross income in excess of $128,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $128,950 and joint filers with adjusted gross income in excess of $193,400. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated in the tables.

Yields shown are for illustration purposes only and are not meant to represent a Fund's actual yield. No assurance can be given that any specific tax exempt yield will be achieved. While it is expected that each Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and applicable state and local taxes described in the prospectus, other income received by a Portfolio and allocated to a Fund may be taxable. The tables do not take into account state or local taxes, if any, payable on Fund distributions except for those described in the footnote to the tables. Also, the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

The information set forth herein is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

Arizona Fund

                                                                              A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
           Taxable income:*                     Combined Fed. &       -------------------------------------------------------
Single Return           Joint Return            State Tax Rate+               is Equivalent to a Fully Taxable Yield of:
-------------           ------------            ---------------       -------------------------------------------------------
Up to $26,250           Up to $43,850                18.18%             4.89%   5.50%   6.11%   6.72%   7.33%   7.94%   8.56%
$26,251-$63,550         $43,851-$105,950             31.40              5.83    6.56    7.29    8.02    8.75    9.47   10.20
$63,551-$132,600        $105,951-$161,450            34.26              6.08    6.84    7.61    8.37    9.13    9.89   10.65
$132,601-$288,350       $161,451-$288,350            39.23              6.58    7.40    8.23    9.05    9.87   10.70   11.52
Over $288,350           Over $288,350                42.64              6.97    7.85    8.72    9.59   10.46   11.33   12.20

* Net amount subject to federal and Arizona personal income tax after deductions and exemptions.
+ The combined federal and Arizona tax brackets are calculated using the highest Arizona tax rate within each bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that Arizona taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.


Colorado Fund

                                                                              A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
           Taxable income:*                     Combined Fed. &       -------------------------------------------------------
Single Return           Joint Return            State Tax Rate+               is Equivalent to a Fully Taxable Yield of:
-------------           ------------            ---------------       -------------------------------------------------------
Up to $26,250           Up to $43,850                18.94%             4.93%   5.55%   6.17%   6.78%   7.40%   8.02%   8.64%
$26,251-$63,550         $43,851-$105,950             31.33              5.83    6.55    7.28    8.01    8.74    9.47   10.19
$63,551-$132,600        $105,951-$161,450            34.19              6.08    6.84    7.60    8.36    9.12    9.88   10.64
$132,601-$288,350       $161,451- $288,350           38.96              6.55    7.37    8.19    9.01    9.83   10.65   11.47
Over $288,350           Over $288,350                42.40              6.94    7.81    8.68    9.55   10.42   11.28   12.15

* Net amount subject to federal and Colorado personal income tax after deductions and exemptions.
+ The Colorado income tax rate is 4.63%. The combined tax brackets assume that Colorado taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Connecticut Fund

                                                                              A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
           Taxable income:*                     Combined Fed. &       -------------------------------------------------------
Single Return           Joint Return            State Tax Rate+               is Equivalent to a Fully Taxable Yield of:
-------------           ------------            ---------------       -------------------------------------------------------
Up to $26,250           Up to $43,850                18.83%             4.93%   5.54%   6.16%   6.78%   7.39%   8.01%   8.62%
$26,251-$ 63,550        $43,851-$105,950             31.24              5.82    6.54    7.27    8.00    8.73    9.45   10.18
$63,551-$132,600        $105,951-$161,450            34.11              6.07    6.83    7.59    8.35    9.11    9.86   10.62
$132,601-$288,350       $161,451-288,350             38.88              6.54    7.36    8.18    9.00    9.82   10.63   11.45
Over $288,350           Over $288,350                42.32              6.93    7.80    8.67    9.54   10.40   11.27   12.14

* Net amount subject to federal and Connecticut personal income tax after deductions and exemptions.
+ The combined federal and Connecticut tax brackets are calculated using the highest Connecticut tax rate within each bracket, reduced by available tax credits. Taxpayers with taxable income within these brackets may have a lower combined tax bracket and taxable equivalent yield than indicated above. Tax credits reduce the effective Connecticut tax rate for single filers with taxable income up to $53,500 and joint filers up to $100,500. The combined tax brackets assume that Connecticut taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Michigan Fund

                                                                              A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
           Taxable income:*                     Combined Fed. &       -------------------------------------------------------
Single Return           Joint Return            State Tax Rate+               is Equivalent to a Fully Taxable Yield of:
-------------           ------------            ---------------       -------------------------------------------------------
Up to $26,250           Up to $43,850                19.51%             4.97%   5.59%   6.21%   6.83%   7.45%   8.08%   8.70%
$26,251-$63,550         $43,851-$105,950             31.82              5.87    6.60    7.33    8.07    8.80    9.53   10.27
$63,551-$132,600        $105,951-$161,450            34.66              6.12    6.89    7.65    8.42    9.18    9.95   10.71
$132,601-$288,350       $161,451-$288,350            39.39              6.60    7.42    8.25    9.07    9.90   10.72   11.55
Over $288,350           Over $288,350                42.80              6.99    7.87    8.74    9.62   10.49   11.36   12.24

* Net amount subject to federal and Michigan personal income tax after deductions and exemptions.
+ The combined tax brackets include a Michigan tax rate of 4.3%, Michigan City income tax rate of 1% (which may vary by city) and assume that Michigan state and local taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.


Minnesota Fund

                                                                              A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
           Taxable income:*                     Combined Fed. &       -------------------------------------------------------
Single Return           Joint Return            State Tax Rate+               is Equivalent to a Fully Taxable Yield of:
-------------           ------------            ---------------       -------------------------------------------------------
Up to $26,250           Up to $43,850                20.99%             5.06%   5.70%   6.33%   6.96%   7.59%   8.23%   8.86%
$26,251-$ 63,550        $43,851-$105,950             33.65              6.03    6.78    7.54    8.29    9.04    9.80   10.55
$63,551- $132,600       $105,951-$161,450            36.42              6.29    7.08    7.86    8.65    9.44   10.22   11.01
$132,601-$288,350       $161,451-$288,350            41.02              6.78    7.63    8.48    9.33   10.17   11.02   11.87
Over $288,350           Over $288,350                44.34              7.19    8.09    8.98    9.88   10.78   11.68   12.58

* Net amount subject to federal and Minnesota personal income tax after deductions and exemptions.
+ The first two combined tax brackets are calculated using the highest Minnesota tax rate within each bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that Minnesota taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

New Jersey Fund

                                                                              A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
           Taxable income:*                     Combined Fed. &       -------------------------------------------------------
Single Return           Joint Return            State Tax Rate+               is Equivalent to a Fully Taxable Yield of:
-------------           ------------            ---------------       -------------------------------------------------------
Up to $26,250           Up to $43,850                16.49%             4.79%   5.39%   5.99%   6.59%   7.18%   7.78%   8.38%
$26,251-$63,550         $43,851-$105,950             31.98              5.88    6.62    7.35    8.09    8.82    9.56   10.29
$63,551-$132,600        $105,951-$161,450            35.40              6.19    6.97    7.74    8.51    9.29   10.06   10.84
$132,601-$288,350       $161,451- $288,350           40.08              6.68    7.51    8.34    9.18   10.01   10.85   11.68
Over $288,350           Over $288,350                43.45              7.07    7.96    8.84    9.73   10.61   11.49   12.38

* Net amount subject to federal and New Jersey personal income tax after deductions and exemptions.
+ The combined federal and New Jersey tax brackets are calculated using the highest New Jersey tax rate applicable within each bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that New Jersey taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield then those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.


Pennsylvania Fund

                                                                                                                     Federal, State,
                                                                                                Federal, State         County and
           Taxable Income:                      Federal          State          Federal and           and             Philadelphia
Single Return           Joint Return            Tax Rate        Tax Rate        State Taxes     County Taxes(2)         Taxes(2)
-------------           ------------            --------        --------        -----------     ---------------       --------------
Up to $26,250           Up to $43,850            15.00%           2.80%           7.26%             7.80%                8.22%
$26,251-$63,550         $43,851-$105,950         28.00            2.80            8.57              9.20                 9.70
$63,551-$132,600        $105,951-$161,450        31.00            2.80            8.95              9.60                10.12
$132,601-$288,350       $161,451-$288,350        36.00            2.80            9.65             10.36                10.91
Over $288,350           Over $288,350            39.60            2.80           10.22             10.97                11.56

Equivalent yields are based on a fixed $1,000 investment with all taxes deducted from income. Included in all areas are the effects of: federal income tax and a 2.8% Pennsylvania income tax. (1) Includes a 4 mil county personal property tax imposed by most counties. (2) includes a 4 mil county personal property and a 4.6135% Philadelphia school income tax. The equivalent yields assume that the Pennsylvania state and local taxes referred to above are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher equivalent yield than indicated.

Texas Fund

                                                                              A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
           Taxable income:*                     Combined Fed. &       -------------------------------------------------------
Single Return           Joint Return            State Tax Rate                is Equivalent to a Fully Taxable Yield of:
-------------           ------------            ---------------       -------------------------------------------------------
Up to $26,250           Up to $43,850                15.00%             4.71%   5.29%   5.88%   6.47%   7.06%   7.65%   8.24%
$26,251-$63,550         $43,851-$105,950             28.00              5.56    6.25    6.94    7.64    8.33    9.03    9.72
$63,551-$132,600        $105,951-$161,450            31.00              5.80    6.52    7.25    7.97    8.70    9.42   10.14
$132,601-$288,350       $161,451-$288,350            36.00              6.25    7.03    7.81    8.59    9.38   10.16   10.94
Over $288,350           Over $288,350                39.60              6.62    7.45    8.28    9.11    9.93   10.76   11.59

* Net amount subject to federal personal income tax after deductions and exemptions.

                                                                      APPENDIX E

                        DESCRIPTION OF SECURITIES RATINGS


The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of a Portfolio's fiscal year end.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Each Portfolio is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.


Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.
     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.
     3.   There is a lack of essential data pertaining to the issue or issuer.
     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Short-Term Obligations

Ratings: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

Standard & Poor's Ratings Group

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Municipal Notes

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).
     - Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch IBCA

Investment Grade Bond Ratings

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High Yield Bond Ratings

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Investment Grade Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS

  (a)(1) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

     (2) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

     (3) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated November 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 62 filed November 25, 1996 and incorporated herein by reference.

  (b)(1) By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

     (2) Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

  (c)       Reference is made to Item 23(a) and 23(b) above.

  (d)       Not applicable

  (e)(1) Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

     (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 filed November 15, 1995 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 filed January 25, 1999 and incorporated herein by reference.

  (h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

     (2)(a) Transfer Agency Agreement dated January 1, 1998 filed as Exhibit
            (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February 25, 1998 and incorporated herein by reference.

        (b) Amendment to the Transfer Agency Agreement dated October 18, 1999 filed as Exhibit (h)(2)(a) to Post-Effective Amendment No. 81 filed December 20, 1999 and incorporated herein by reference.

  (i)(1) Opinion of Internal Counsel filed as Exhibit (i) to Post-Effective Amendment No. 73 filed October 1, 1998 and incorporated herein by reference.

     (2)    Consent of Counsel dated November 24, 2000 filed herewith.

  (j) Consent of Independent Auditors for Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance Pennsylvania Municipals Fund, and Eaton Vance Texas Municipals Fund filed herewith.

  (k)       Not applicable

  (l)       Not applicable

  (m)(1) Eaton Vance Municipals Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(g) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

     (2) Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

     (3) Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

  (n)       Not applicable

  (o) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated June 19, 2000 filed as Exhibit (o)(1) to Post-Effective Amendment No. 61 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed June 23, 2000 and incorporated herein by reference.

  (p) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000 filed as Exhibit
            (p) to Post-Effective Amendment No. 67 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed August 31, 2000 and incorporated herein by reference.

  (q)(1) Power of Attorney for Eaton Vance Municipals Trust dated April 22, 1997 filed as Exhibit (17)(a) to Post-Effective Amendment No. 65 filed June 2, 1997 and incorporated herein by reference.

     (2) Power of Attorney for Eaton Vance Municipals Trust dated November 16, 1998 filed as Exhibit (p)(2) to Post-Effective Amendment No. 75 filed November 24, 1998 and incorporated herein by reference.

     (3) Power of Attorney for Alabama Municipals Portfolio, Arizona Municipals Portfolio, Arkansas Municipals Portfolio, California Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Florida Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Massachusetts Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, Mississippi Municipals Portfolio, Missouri Municipals Portfolio, National Municipals Portfolio, New Jersey Municipals Portfolio, New York Municipals Portfolio, North Carolina Municipals Portfolio, Ohio Municipals Portfolio, Oregon Municipals Portfolio, Pennsylvania Municipals Portfolio, Rhode Island Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio, Texas Municipals Portfolio, Virginia Municipals Portfolio and West Virginia Municipals Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 65 filed June 2, 1997 and incorporated herein by reference.

     (4) Power of Attorney for Alabama Municipals Portfolio, Arizona Municipals Portfolio, Arkansas Municipals Portfolio, California Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Florida Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Massachusetts Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, Mississippi Municipals Portfolio, Missouri Municipals Portfolio, National Municipals Portfolio, New Jersey Municipals Portfolio, New York Municipals Portfolio, North Carolina Municipals Portfolio, Ohio Municipals Portfolio, Oregon Municipals Portfolio, Pennsylvania Municipals Portfolio, Rhode Island Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio, Texas Municipals Portfolio, Virginia Municipals Portfolio and West Virginia Municipals Portfolio dated November 16, 1998 filed as Exhibit (p)(4) to Post-Effective Amendment No. 75 filed November 24, 1998 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No.
801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

                Eaton Vance Advisers Senior Floating-Rate Fund
                Eaton Vance Growth Trust
                Eaton Vance Income Fund of Boston
                Eaton Vance Institutional Senior Floating-Rate Fund Eaton Vance Investment Trust
                Eaton Vance Municipals Trust
                Eaton Vance Municipals Trust II
                Eaton Vance Mutual Funds Trust
                Eaton Vance Prime Rate Reserves
                Eaton Vance Special Investment Trust
                EV Classic Senior Floating-Rate Fund

     (b)
         (1)                           (2)                          (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter          with Registrant
  -----------------        --------------------------          ---------------

  Albert F. Barbaro              Vice President                        None
      Ira Baron                  Vice President                        None
     Chris Berg                  Vice President                        None
  Kate B. Bradshaw               Vice President                        None
    Mark Carlson                 Vice President                        None
  Daniel C. Cataldo              Vice President                        None
                                  and Treasurer
     Raymond Cox                 Vice President                        None
    Peter Crowley                Vice President                        None
     Ellen Duffy                 Vice President                        None
   Alan R. Dynner          Vice President, Secretary                Secretary
                                       and
                                      Clerk
 Richard A. Finelli              Vice President                        None
     Kelly Flynn                 Vice President                        None
     James Foley                 Vice President                        None
  Michael A. Foster              Vice President                        None
Anne Marie Gallagher             Vice President                        None
  William M. Gillen           Senior Vice President                    None
  Hugh S. Gilmartin              Vice President                        None
   Robert Hammond                Vice President                        None
   James B. Hawkes         Vice President and Director            Vice President
                                                                    and Trustee
   Perry D. Hooker               Vice President                        None
     Steve Jones                 Vice President                        None
     Kara Lawler                 Vice President                        None
   Thomas P. Luka                Vice President                        None
    John Macejka                 Vice President                        None
   Geoff Marshall                Vice President                        None
     Tim McEwan                  Vice President                        None
 Joseph T. McMenamin             Vice President                        None
  Morgan C. Mohrman           Senior Vice President                    None
  James A. Naughton              Vice President                        None
    Joseph Nelson                Vice President                        None

   Mark D. Nelson                Vice President                        None
  Linda D. Newkirk               Vice President                        None
  James L. O'Connor              Vice President                     Treasurer
    Andrew Ogren                 Vice President                        None
 George D. Owen, II              Vice President                        None
     Philip Pace                 Vice President                        None
    Margaret Pier                Vice President                        None
  Enrique M. Pineda              Vice President                        None
     Matt Raynor                 Vice President                        None
 F. Anthony Robinson             Vice President                        None
   Frances Rogell                Vice President                        None
    Jay S. Rosoff                Vice President                        None
  Stephen M. Rudman              Vice President                        None
   Kevin Schrader                Vice President                        None
  Teresa A. Sheehan              Vice President                        None
  Lawrence Sinsimer           Senior Vice President                    None
  William M. Steul         Vice President and Director                 None
Cornelius J. Sullivan         Senior Vice President                    None
     Peter Sykes                 Vice President                        None
   David M. Thill                Vice President                        None
   John M. Trotsky               Vice President                        None
    Jerry Vainisi                Vice President                        None
    John Vaughan                 Vice President                        None
     Chris Volf                  Vice President                        None
   Debra Wekstein                Vice President                        None
 Wharton P. Whitaker         President and Director                    None
     Sue Wilder                  Vice President                        None

------------------------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on November 24, 2000.

                                EATON VANCE MUNICIPALS TRUST

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on November 24, 2000.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Arizona Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 24, 2000.

                                ARIZONA MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ------------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on November 24, 2000.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Colorado Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 24, 2000.

                                COLORADO MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on November 24, 2000.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Connecticut Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 24, 2000.

                                CONNECTICUT MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ------------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on November 24, 2000.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Michigan Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 24, 2000.

                                MICHIGAN MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on November 24, 2000.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Minnesota Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 24, 2000.

                                MINNESOTA MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on November 24, 2000.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     New Jersey Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 24, 2000.

                                NEW JERSEY MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on November 24, 2000.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Pennsylvania Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 24, 2000.

                                PENNSYLVANIA MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ------------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on November 24, 2000.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Texas Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 24, 2000.

                                TEXAS MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on November 24, 2000.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.    Description
-----------    -----------

(i)(2)         Consent of Counsel dated November 24, 2000

(j) Consent of Independent Auditors for Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance Pennsylvania Municipals Fund, and Eaton Vance Texas Municipals Fund.